Schedule of Investments PIMCO Fixed Income SHares: Series C	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$2,000	$2,071
Bally's Corp. TBD% due 08/06/2028		6,000	6,007
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		3,491	3,523
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		4,649	4,537

Total Loan Participations and Assignments (Cost $16,017)			16,138

CORPORATE BONDS & NOTES 45.7%
BANKING & FINANCE 28.7%
American Assets Trust LP 3.375% due 02/01/2031		4,000	4,149
American Express Co. 3.550% due 09/15/2026 •(b)		3,600	3,674
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	5,175
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,372
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	6,045
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(b)(c)	EUR	800	994
Bank of America Corp. 3.419% due 12/20/2028 •		$25,728	27,903
Barclays Bank PLC 7.625% due 11/21/2022 (c)		2,952	3,165
Barclays PLC
3.375% due 04/02/2025 •	EUR	2,300	2,884
7.250% due 03/15/2023 •(b)(c)	GBP	800	1,150
7.750% due 09/15/2023 •(b)(c)		$400	437
7.875% due 03/15/2022 •(b)(c)		800	820
7.875% due 09/15/2022 •(b)(c)	GBP	2,000	2,849
BNP Paribas S.A.
1.904% due 09/30/2028 •		$8,000	7,968
4.400% due 08/14/2028		14,700	16,771
4.500% due 02/25/2030 •(b)(c)		900	902
4.625% due 02/25/2031 •(b)(c)		1,900	1,945
BPCE S.A. 5.150% due 07/21/2024		1,000	1,105
Brookfield Finance, Inc. 3.500% due 03/30/2051		7,100	7,429
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	4,306
CI Financial Corp. 3.200% due 12/17/2030		3,200	3,324
Cooperatieve Rabobank UA 4.375% due 08/04/2025		6,300	6,987
Credit Agricole S.A. 7.500% due 06/23/2026 •(b)(c)	GBP	100	158
Credit Suisse AG 6.500% due 08/08/2023 (c)		$7,466	8,188
Credit Suisse Group AG 7.500% due 07/17/2023 •(b)(c)		10,000	10,717
Crown Castle International Corp. 4.300% due 02/15/2029		3,000	3,408
CyrusOne LP 1.450% due 01/22/2027	EUR	350	408
Deutsche Bank AG
1.000% due 11/19/2025 •		5,600	6,630
2.129% due 11/24/2026 •(d)		$1,400	1,423
2.625% due 12/16/2024	GBP	2,600	3,631
3.729% due 01/14/2032 •(d)		$1,200	1,240
3.875% due 02/12/2024	GBP	800	1,142
3.961% due 11/26/2025 •		$9,000	9,738
4.250% due 10/14/2021		9,575	9,585
5.625% due 05/19/2031 •	EUR	200	275
Discover Financial Services 4.500% due 01/30/2026		$7,000	7,846

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		2,387	2,382
Erste Group Bank AG 8.875% due 10/15/2021 •(b)(c)	EUR	200	232
Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	255
First American Financial Corp. 4.000% due 05/15/2030		$3,850	4,265
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,691
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	4,900	6,681
3.096% due 05/04/2023		$1,000	1,017
3.550% due 10/07/2022		5,000	5,103
3.810% due 01/09/2024		2,000	2,067
4.375% due 08/06/2023		7,000	7,298
5.584% due 03/18/2024		400	430
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	1,214
GLP Capital LP
4.000% due 01/15/2030		2,278	2,449
5.250% due 06/01/2025		2,450	2,735
5.300% due 01/15/2029		3,150	3,687
Goldman Sachs Group, Inc. 3.850% due 01/26/2027		25,000	27,484
Golub Capital BDC, Inc. 2.050% due 02/15/2027		4,000	3,939
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,468
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,544
5.875% due 09/28/2026 •(b)(c)	GBP	11,800	17,467
6.000% due 09/29/2023 •(b)(c)	EUR	200	250
6.375% due 09/17/2024 •(b)(c)		$1,200	1,299
6.500% due 03/23/2028 •(b)(c)		200	226
ING Groep NV 4.625% due 01/06/2026		5,000	5,677
Intesa Sanpaolo SpA 3.375% due 01/12/2023		10,400	10,759
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	9,515
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,904
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(b)(c)		7,100	8,240
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	5,572
Morgan Stanley
3.591% due 07/22/2028 •		12,000	13,170
4.000% due 07/23/2025		6,900	7,605
7.500% due 04/02/2032 þ(d)		7,000	5,690
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	1,600	2,301
New York Life Insurance Co. 4.450% due 05/15/2069		$7,000	8,781
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		1,900	1,935
2.750% due 03/09/2028		3,000	3,035
3.875% due 09/21/2023		1,600	1,689
Nordea Bank Abp
3.750% due 03/01/2029 •(b)(c)		5,850	5,770
6.625% due 03/26/2026 •(b)(c)		5,000	5,751
OneMain Finance Corp. 6.125% due 05/15/2022		7,700	7,912
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		2,152	2,349
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	4,035
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(b)		5,000	5,000
Sammons Financial Group, Inc. 3.350% due 04/16/2031		3,000	3,120
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(b)(c)	GBP	600	838
Sitka Holdings LLC 5.250% due 07/06/2026 •		$2,400	2,436
Societe Generale S.A. 5.375% due 11/18/2030 •(b)(c)		5,400	5,795
Standard Chartered PLC 7.500% due 04/02/2022 •(b)(c)		400	412
Synchrony Financial 3.950% due 12/01/2027		1,100	1,214
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		6,500	6,844
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	373	644

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

5.744% due 04/13/2040		1,039	1,836
5.801% due 10/13/2040		6,800	12,015
UBS AG 7.625% due 08/17/2022 (c)		$4,800	5,086
UBS Group AG
4.375% due 02/10/2031 •(b)(c)		600	608
5.750% due 02/19/2022 •(b)(c)	EUR	2,500	2,945
UniCredit SpA 9.250% due 06/03/2022 •(b)(c)		800	976
Wells Fargo & Co.
2.879% due 10/30/2030 •		$10,000	10,449
4.150% due 01/24/2029		5,400	6,141

			454,975

INDUSTRIALS 14.5%
Air Canada Pass-Through Trust
3.750% due 06/15/2029		2,277	2,380
5.000% due 06/15/2025		3,707	3,761
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		3,133	3,497
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,731	1,747
3.375% due 11/01/2028		6,017	6,098
3.575% due 07/15/2029		2,057	2,104
3.650% due 08/15/2030		2,734	2,831
3.700% due 04/01/2028		2,701	2,758
American Airlines, Inc.
5.500% due 04/20/2026		2,500	2,631
5.750% due 04/20/2029		1,000	1,079
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,758
Bacardi Ltd. 4.450% due 05/15/2025		6,300	6,946
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	7,818
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,859	2,908
Charter Communications Operating LLC
4.908% due 07/23/2025		762	857
5.125% due 07/01/2049		2,000	2,357
Citrix Systems, Inc. 3.300% due 03/01/2030		2,350	2,402
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,501	1,584
4.150% due 10/11/2025		1,031	1,090
DAE Funding LLC
1.625% due 02/15/2024		4,200	4,179
2.625% due 03/20/2025		1,000	1,021
5.250% due 11/15/2021		6,300	6,306
Dell International LLC
4.900% due 10/01/2026		1,000	1,153
5.300% due 10/01/2029		1,000	1,210
5.850% due 07/15/2025		1,300	1,513
6.020% due 06/15/2026		3,700	4,404
6.200% due 07/15/2030		2,000	2,561
Ecopetrol S.A. 5.875% due 09/18/2023		3,400	3,666
Energy Transfer LP
3.750% due 05/15/2030		450	487
4.050% due 03/15/2025		500	540
5.250% due 04/15/2029		11,400	13,372
EQM Midstream Partners LP 4.125% due 12/01/2026		800	823
Expedia Group, Inc. 6.250% due 05/01/2025		1,318	1,520
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,674
Huntsman International LLC 4.500% due 05/01/2029		1,700	1,928
Hyatt Hotels Corp.
1.800% due 10/01/2024 (a)		3,700	3,708
3.120% (US0003M + 3.000%) due 09/01/2022 ~		6,000	6,007
Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	4,307
Kansas City Southern 4.200% due 11/15/2069		4,600	5,360
Las Vegas Sands Corp.
3.200% due 08/08/2024		2,600	2,670
3.500% due 08/18/2026		5,050	5,161
Lundin Energy Finance BV 2.000% due 07/15/2026		1,300	1,308
Magellan Health, Inc. 4.900% due 09/22/2024		8,500	9,350
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	6,358

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,000	2,177
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	2,127
4.345% due 09/17/2027		2,900	3,188
4.810% due 09/17/2030		700	788
Northwest Airlines Pass-Through Trust 7.041% due 10/01/2023		337	345
Ooredoo International Finance Ltd. 5.000% due 10/19/2025		4,500	5,152
Rolls-Royce PLC
3.625% due 10/14/2025		200	203
4.625% due 02/16/2026	EUR	300	386
5.750% due 10/15/2027	GBP	1,100	1,651
Sands China Ltd.
2.300% due 03/08/2027		$2,700	2,614
2.850% due 03/08/2029		5,200	5,011
3.250% due 08/08/2031		4,700	4,545
Studio City Finance Ltd. 5.000% due 01/15/2029		800	739
Syngenta Finance NV 4.441% due 04/24/2023		2,500	2,614
T-Mobile USA, Inc. 2.625% due 04/15/2026		2,200	2,252
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,932
Trustees of the University of Pennsylvania 3.610% due 02/15/2119		6,500	7,333
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		600	612
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,806	4,877
2.875% due 04/07/2030		1,711	1,738
3.450% due 01/07/2030		1,775	1,793
4.000% due 10/11/2027		1,172	1,239
5.875% due 04/15/2029		11,222	12,581
United Airlines, Inc. 4.625% due 04/15/2029		100	103
Vmed O2 UK Financing PLC 4.750% due 07/15/2031		6,000	6,138
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		1,300	1,439
Weir Group PLC 2.200% due 05/13/2026		3,400	3,435
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		1,400	1,612
Wynn Macau Ltd.
5.125% due 12/15/2029		200	188
5.625% due 08/26/2028		200	191

			229,195

UTILITIES 2.5%
AT&T, Inc. 3.650% due 06/01/2051		10,000	10,211
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		2,500	2,920
Jersey Central Power & Light Co. 4.700% due 04/01/2024		785	847
ONEOK, Inc. 2.750% due 09/01/2024		2,000	2,097
Pacific Gas & Electric Co.
3.300% due 12/01/2027 ^		2,800	2,884
3.500% due 06/15/2025 ^		1,200	1,252
3.750% due 07/01/2028		1,800	1,885
3.950% due 12/01/2047 ^		2,400	2,314
4.300% due 03/15/2045 ^		700	692
4.500% due 07/01/2040		1,800	1,840
4.550% due 07/01/2030		3,400	3,679
S.A. Global Sukuk Ltd. 2.694% due 06/17/2031		3,500	3,536
Toledo Edison Co. 2.650% due 05/01/2028		5,500	5,603

			39,760

Total Corporate Bonds & Notes (Cost $683,148)			723,930

MUNICIPAL BONDS & NOTES 2.7%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		2,995	4,218

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	50	51
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	114	129
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,095	1,391

		1,571

NEW JERSEY 0.4%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	5,649

NEW YORK 0.8%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	11,700	12,749

TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,735	2,759

VIRGINIA 0.3%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,500	5,543

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	9,000	9,354

Total Municipal Bonds & Notes (Cost $38,925)		41,843

U.S. GOVERNMENT AGENCIES 17.8%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038	29	32
Ginnie Mae, TBA 2.500% due 11/01/2051	77,400	79,767
Uniform Mortgage-Backed Security
4.000% due 09/01/2048	3,702	3,971
4.500% due 08/01/2039 - 11/01/2041	129	144
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2036 - 12/01/2051	192,200	193,115
4.000% due 10/01/2051	4,800	5,143

Total U.S. Government Agencies (Cost $282,336)		282,172

U.S. TREASURY OBLIGATIONS 34.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	22,700	20,398
1.625% due 11/15/2050 (f)	48,400	43,498
1.750% due 08/15/2041 (f)	100,000	95,625
2.375% due 11/15/2049 (f)	20,000	21,293
U.S. Treasury Notes
0.625% due 12/31/2027 (f)	50,000	48,250
0.625% due 05/15/2030 (f)	72,600	67,780
0.750% due 01/31/2028 (f)(h)	160,700	156,086
0.875% due 11/15/2030 (f)(h)	5,000	4,746
1.250% due 04/30/2028 (f)(h)	56,900	56,874
1.500% due 02/15/2030 (f)(h)	30,800	31,004

Total U.S. Treasury Obligations (Cost $563,210)		545,554

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
Banc of America Funding Trust 3.411% due 01/20/2047 ^~	30	29
Bear Stearns Adjustable Rate Mortgage Trust
2.366% due 10/25/2033 ~	10	11
2.666% due 05/25/2034 ~	21	20
Bear Stearns ALT-A Trust 2.963% due 02/25/2036 ^~	388	327
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~	1,690	1,758
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 ~	6,810	6,868
Citigroup Mortgage Loan Trust, Inc.
2.210% due 09/25/2035 •	33	34
2.220% due 09/25/2035 •	49	52
Countrywide Alternative Loan Trust
0.486% due 05/25/2036 •	34	32
6.000% due 08/25/2034	4,096	4,271

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
0.726% due 03/25/2035 •		62	56
2.887% due 08/25/2034 ^~		2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.148% due 07/25/2033 ~		1	1
Credit Suisse Mortgage Capital Trust
1.926% due 06/27/2061 «		6,800	6,803
2.691% due 03/25/2060 ~		7,467	7,561
2.961% due 10/27/2059 ~		7,482	7,541
Downey Savings & Loan Association Mortgage Loan Trust
0.607% due 08/19/2045 •		378	369
2.501% due 07/19/2044 ~		283	281
Eurosail PLC 1.017% due 06/13/2045 •	GBP	1,417	1,910
Finsbury Square PLC 0.850% due 03/16/2070 •		6,958	9,407
GreenPoint Mortgage Funding Trust 0.546% due 06/25/2045 •		$946	825
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.477% due 10/25/2033 ~		1	1
GSR Mortgage Loan Trust
1.840% due 03/25/2033 •		11	11
2.746% due 09/25/2035 ~		78	79
2.859% due 09/25/2035 ~		69	71
HarborView Mortgage Loan Trust
0.277% due 01/19/2038 •		96	94
0.767% due 06/20/2035 •		160	159
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	1,205	1,630
HomeBanc Mortgage Trust 0.606% due 01/25/2036 •		$391	388
JP Morgan Mortgage Trust
1.905% due 11/25/2033 ~		12	12
2.285% due 02/25/2035 ~		7	7
2.299% due 07/25/2035 ~		71	74
2.504% due 07/25/2035 ~		151	156
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ		3,162	3,171
MFA Trust
1.381% due 04/25/2065 ~		3,334	3,346
1.947% due 04/25/2065 ~		3,389	3,416
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~		5,000	5,123
Morgan Stanley Mortgage Loan Trust 2.540% due 08/25/2034 ~		570	592
Natixis Commercial Mortgage Securities Trust 1.046% due 08/15/2038 •(a)		1,200	1,200
New Residential Mortgage Loan Trust 3.578% due 08/25/2025 ~		1,079	1,099
New York Mortgage Trust 1.670% due 08/25/2061 þ		6,576	6,573
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		3,787	3,785
RBSSP Resecuritization Trust 0.589% due 04/26/2037 •		247	247
Residential Accredit Loans, Inc. Trust 0.506% due 04/25/2046 •		747	287
Residential Mortgage Securities PLC 1.300% due 06/20/2070 •	GBP	8,670	11,803
Structured Adjustable Rate Mortgage Loan Trust 2.440% due 02/25/2034 ~		$17	18
Structured Asset Mortgage Investments Trust 0.706% due 09/25/2045 •		365	367
Towd Point Mortgage Funding 0.950% due 07/20/2045 •	GBP	11,654	15,760
Uropa Securities PLC
0.263% due 06/10/2059 •		5,255	6,899
0.413% due 06/10/2059 •		1,438	1,881
0.613% due 06/10/2059 •		1,125	1,488
0.813% due 06/10/2059 •		1,199	1,577
WaMu Mortgage Pass-Through Certificates Trust
0.706% due 01/25/2045 •		$37	38
0.826% due 11/25/2034 •		503	489
1.092% due 02/25/2046 •		323	328
Warwick Finance Residential Mortgages PLC 1.000% due 12/21/2049 •	GBP	974	1,318
Wells Fargo Mortgage-Backed Securities Trust 2.594% due 10/25/2037 ~		$2,821	2,777

Total Non-Agency Mortgage-Backed Securities (Cost $120,068)			124,422

ASSET-BACKED SECURITIES 26.0%
ACE Securities Corp. Home Equity Loan Trust 0.866% due 04/25/2034 •		294	291
ACREC Ltd. 1.235% due 10/18/2036 •(a)		2,000	2,002

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	8,308	9,633
Ameriquest Mortgage Securities Trust 0.671% due 03/25/2036 •		$41	41
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.001% due 01/25/2035 •		4,558	4,572
1.106% due 01/25/2035 •		1,269	1,271
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	7,166	8,313
Atrium Corp. 0.968% due 04/22/2027 •		$5,628	5,631
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	6,847	7,935
Bear Stearns Asset-Backed Securities Trust
0.286% due 12/25/2036 •		$225	225
0.821% due 09/25/2035 •		5,148	5,145
1.086% due 10/25/2037 •		56	56
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	8,100	9,409
0.830% due 04/15/2034 •		6,000	6,912
0.910% due 01/15/2033 •		7,550	8,752
BNPP AM Euro CLO 0.600% due 04/15/2031 •		1,800	2,084
Cairn CLO DAC
0.600% due 04/30/2031 •		6,000	6,932
0.670% due 01/31/2030 •		5,527	6,405
Cathedral Lake CLO Ltd. 0.976% due 07/16/2029 •		$11,571	11,575
Centex Home Equity Loan Trust 1.046% due 10/25/2035 •		4,279	4,299
CLNC Ltd. 1.414% due 08/20/2035 •		15,000	15,015
Conseco Finance Corp. 6.530% due 02/01/2031 ~		1,305	1,250
Crestline Denali CLO Ltd. 1.226% due 10/23/2031 •		12,800	12,800
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	4,500	5,217
Dryden Senior Loan Fund 1.026% due 10/15/2027 •		$5,942	5,942
ECAF Ltd.
3.473% due 06/15/2040		139	137
4.947% due 06/15/2040		380	364
ECMC Group Student Loan Trust 0.836% due 02/27/2068 •		6,106	6,093
First NLC Trust 0.791% due 12/25/2035 •		106	106
Gallatin CLO Ltd. 1.426% (US0003M + 1.050%) due 07/15/2027 ~		9,799	9,833
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	3,200	3,687
Harvest CLO DAC
0.630% due 11/18/2029 •		862	1,000
0.640% due 10/15/2031 •		7,500	8,625
Jamestown CLO Ltd. 1.354% due 01/17/2027 •		$148	148
Jubilee CLO BV 0.256% due 12/15/2029 •	EUR	12,581	14,530
MACH Cayman Ltd. 3.474% due 10/15/2039		$1,991	1,991
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	3,000	3,480
0.690% due 12/15/2031 •		7,300	8,470
Marble Point CLO Ltd. 1.166% due 10/15/2030 •		$5,200	5,200
Merrill Lynch Mortgage Investors Trust 0.326% due 02/25/2037 •		151	65
METAL LLC 4.581% due 10/15/2042		1,981	1,823
Morgan Stanley ABS Capital, Inc. Trust
0.731% due 09/25/2035 •		121	121
1.336% due 07/25/2037 •		7,000	7,017
Morgan Stanley Mortgage Loan Trust 0.806% due 04/25/2037 •		100	42
Mountain View CLO Ltd. 0.926% due 10/15/2026 •		124	124
Navient Student Loan Trust 1.136% due 12/27/2066 •		12,903	13,121
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.971% due 09/25/2035 •		605	608
OCP CLO Ltd. 0.926% due 07/15/2027 •		300	300
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	7,200	8,300
OZLM Ltd. 1.228% due 10/20/2031 •(a)		$2,000	2,000

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

Pagaya AI Debt Selection Trust 1.150% due 05/15/2029		4,900	4,903
Palmer Square Loan Funding Ltd. 0.925% due 10/15/2029 •(a)		8,500	8,500
PRET LLC 1.868% due 07/25/2051 þ		5,320	5,323
Residential Asset Securities Corp. Trust
0.776% due 11/25/2035 •		2,393	2,391
1.046% due 08/25/2035 •		6,189	6,189
S-Jets Ltd. 3.967% due 08/15/2042		4,556	4,528
Securitized Asset-Backed Receivables LLC Trust 0.866% due 02/25/2034 •		9,677	9,658
Segovia European CLO 0.770% due 01/18/2031 •	EUR	1,050	1,215
Sound Point CLO Ltd.
1.038% due 01/23/2029 •		$13,800	13,805
1.105% due 07/25/2030 •		11,700	11,706
1.184% due 10/20/2028 •		9,484	9,496
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	2,400	2,785
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$309	310
Steele Creek CLO Ltd. 1.031% due 05/21/2029 •		4,601	4,602
Structured Asset Investment Loan Trust 0.791% due 03/25/2034 •		2,127	2,092
STWD Ltd. 1.284% due 04/18/2038 •		7,800	7,816
Symphony CLO Ltd. 1.006% due 04/15/2028 •		7,336	7,346
Telos CLO Ltd. 1.084% due 04/17/2028 •		853	854
TICP CLO Ltd. 0.974% due 04/20/2028 •		7,994	8,004
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	2,500	2,900
Towd Point Mortgage Trust 1.086% due 10/25/2059 •		$6,902	6,965
Venture CLO Ltd.
1.006% due 04/15/2027 •		18,851	18,856
1.034% due 10/20/2028 •		7,679	7,681
1.154% due 04/20/2029 •		22,971	22,981
WAVE LLC 3.597% due 09/15/2044		2,245	2,248
Wells Fargo Home Equity Asset-Backed Securities Trust 1.136% due 10/25/2034 •		160	160

Total Asset-Backed Securities (Cost $412,774)			412,206

SOVEREIGN ISSUES 1.8%
Romania Government International Bond 1.750% due 07/13/2030	EUR	5,200	5,897
Singapore Government International Bond
1.625% due 07/01/2031	SGD	7,500	5,551
2.750% due 04/01/2042		20,750	17,311

Total Sovereign Issues (Cost $29,500)			28,759

		SHARES
PREFERRED SECURITIES 6.7%
BANKING & FINANCE 6.2%
Bank of America Corp. 5.875% due 03/15/2028 •(b)		6,700,000	7,655
CaixaBank S.A. 6.000% due 07/18/2022 •(b)(c)		200,000	240
Capital Farm Credit ACA 5.000% due 03/15/2026 •(b)		4,700,000	4,870
Charles Schwab Corp.
4.000% due 12/01/2030 •(b)		11,900,000	12,290
4.625% due 03/01/2022 •(b)		4,503,000	4,559
5.000% due 12/01/2027 •(b)		5,000,000	5,334
5.375% due 06/01/2025 •(b)		1,000,000	1,114
Citigroup, Inc. 3.875% due 02/18/2026 •(b)		5,300,000	5,426
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(b)		2,300,000	2,360
JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 01/30/2022 ~(b)		15,109,000	15,192
5.000% due 08/01/2024 •(b)		3,600,000	3,760
MetLife Capital Trust 7.875% due 12/15/2067		600,000	835

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

State Street Corp. 5.625% due 12/15/2023 •(b)(f)	14,000,000	14,820
Truist Financial Corp. 5.100% due 03/01/2030 •(b)	5,000,000	5,760
Wells Fargo & Co. 5.900% due 06/15/2024 •(b)	12,700,000	13,676

		97,891

INDUSTRIALS 0.5%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(b)	9,000,000	8,830

Total Preferred Securities (Cost $101,964)		106,721

SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (e) 1.0%		15,405

Total Short-Term Instruments (Cost $15,405)		15,405

Total Investments in Securities (Cost $2,263,347)		2,297,150

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,845	107

Total Short-Term Instruments (Cost $107)		107

Total Investments in Affiliates (Cost $107)		107

Total Investments 145.1% (Cost $2,263,454)		$2,297,257
Financial Derivative Instruments (g)(i) 0.3%(Cost or Premiums, net $675)		5,608
Other Assets and Liabilities, net (45.5)%		(719,253)

Net Assets 100.0%		$1,583,612

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)	Contingent convertible security.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$1,400	$1,423	0.09%
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	1,200	1,240	0.08
Morgan Stanley	7.500	04/02/2032	02/11/2020	6,022	5,690	0.36

$8,622	$8,353	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$15,405	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(15,713)	$15,405	$15,405

Total Repurchase Agreements	$(15,713)	$15,405	$15,405

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements

BOS	0.080%	09/16/2021	10/05/2021	$(10,954)	$(10,955)
0.080	09/29/2021	10/04/2021	(5,894)	(5,894)
BSN	0.070	09/09/2021	10/06/2021	(62,271)	(62,274)
0.070	09/24/2021	10/08/2021	(30,098)	(30,098)
JPS	(0.100)	09/09/2021	11/08/2021	(9,920)	(9,920)
NOM	0.070	09/23/2021	10/07/2021	(230,974)	(230,977)

Total Reverse Repurchase Agreements	$(350,118)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.010%	09/22/2021	10/06/2021	$(1,894)	$(1,894)
TDL	(0.020)	09/30/2021	10/01/2021	(76,249)	(76,249)

Total Sale-Buyback Transactions	$(78,143)

(f)	Securities with an aggregate market value of $428,012 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(379,192) at a weighted average interest rate of 0.054%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2021	877	$115,421	$(1,707)	$123	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond December Futures	12/2021	178	$(35,015)	$491	$143	$(124)
United Kingdom Long Gilt December Futures	12/2021	1,373	(231,525)	7,302	944	(167)

$7,793	$1,087	$(291)

Total Futures Contracts	$6,086	$1,210	$(291)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.439%	$3,700	$(140)	$218	$78	$0	$(2)
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	0.858	EUR	1,400	(81)	96	15	6	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.015	2,000	(8)	6	(2)	0	(1)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.084	2,000	(12)	0	(12)	0	(1)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.745	$3,500	(44)	82	38	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.353	5,800	(201)	287	86	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.415	3,400	(5)	60	55	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2024	0.458	1,400	(23)	48	25	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696	400	3	3	6	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.929	EUR	1,700	5	5	10	0	(1)

$(506)	$805	$299	$7	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$36,000	$892	$(14)	$878	$0	$(10)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	55,700	1,355	(15)	1,340	0	(27)

$2,247	$(29)	$2,218	$0	$(37)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250%	Semi-Annual	09/15/2031	SGD	47,800	$(260)	$1,017	$757	$106	$0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	625,400	(170)	(819)	(989)	0	(2)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	35,200	0	(45)	(45)	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022	36,400	0	(44)	(44)	0	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	232,300	217	(506)	(289)	40	0
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	107,000	6	(373)	(367)	17	0
Pay	CPURNSA	2.596	Maturity	07/09/2026	$6,000	0	(138)	(138)	3	0
Pay	CPURNSA	2.573	Maturity	07/13/2026	6,000	0	(141)	(141)	3	0

$(207)	$(1,049)	$(1,256)	$169	$(2)

Total Swap Agreements	$1,534	$(273)	$1,261	$176	$(46)

(h)

Securities with an aggregate market value of $21,981 and cash of $7,292 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	$94,220	GBP	69,682	$0	$(331)
11/2021	GBP	69,682	$94,224	331	0
11/2021	RUB	169	2	0	0
11/2021	$75	PLN	287	0	(3)
11/2021	430	TWD	11,891	0	(3)
12/2021	126	KRW	146,657	0	(2)
12/2021	1,168	SGD	1,589	2	0
02/2022	91	PLN	348	0	(3)
BPS	10/2021	EUR	1,533	$1,813	37	0
10/2021	MXN	11,314	557	9	0
10/2021	$1,084	GBP	791	0	(19)
10/2021	560	MXN	11,314	0	(12)
01/2022	MXN	11,314	$553	12	0
BRC	11/2021	RUB	929	12	0	0
CBK	10/2021	$1,483	GBP	1,075	0	(35)
11/2021	RUB	1,398	$19	0	0
12/2021	$53	ZAR	774	0	(3)
02/2022	70	PLN	267	0	(3)
GLM	10/2021	1,361	GBP	982	0	(38)
11/2021	RUB	977	$13	0	0
11/2021	$1,081	GBP	804	2	0
11/2021	229	TWD	6,306	0	(2)
12/2021	IDR	2,789,302	$194	0	0
12/2021	RUB	2,255	30	0	0
12/2021	$41	ZAR	596	0	(2)
HUS	10/2021	EUR	9,848	$11,591	184	0
11/2021	COP	2,774,539	719	0	(7)
11/2021	RUB	36	1	0	0
12/2021	IDR	819,840	57	0	0
12/2021	$54	ZAR	780	0	(3)
JPM	10/2021	RUB	992	$14	0	0
11/2021	IDR	2,432,973	169	0	0
12/2021	SGD	28,851	21,459	214	0
MYI	11/2021	IDR	796,430	55	0	0
11/2021	$142	PLN	540	0	(6)
11/2021	120	TWD	3,302	0	(1)
RYL	12/2021	SGD	4,861	$3,595	15	0
SCX	10/2021	EUR	115,910	136,912	2,648	0
10/2021	GBP	74,488	102,077	1,712	0
10/2021	JPY	39,268	358	5	0
10/2021	RUB	2,241	30	0	(1)
10/2021	$2,683	GBP	1,958	0	(45)
11/2021	EUR	127,291	$147,604	76	0
11/2021	JPY	39,268	352	0	(1)
12/2021	IDR	1,692,338	118	1	0
12/2021	INR	10,373	138	0	(1)
12/2021	$59	KRW	68,535	0	(1)
12/2021	23	ZAR	330	0	(1)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

TOR	12/2021	IDR	848,072			$59	0			0
UAG	11/2021	RUB	702			9	0			0
	12/2021		$25		ZAR	364	0			(1)

Total Forward Foreign Currency Contracts							$5,248			$(524)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.684%	$1,400	$(37)	$(10)	$0	$(47)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.714	9,250	(644)	666	22	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	2,700	(74)	(17)	0	(91)
BRC	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.515	800	66	(39)	27	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409	3,000	(52)	14	0	(38)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	900	(24)	(6)	0	(30)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.291	200	(7)	5	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409	2,200	(34)	6	0	(28)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.371	2,300	(21)	47	26	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	1,700	(14)	38	24	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.515	500	43	(26)	17	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.684	2,000	(54)	(13)	0	(67)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.915	600	(5)	8	3	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	1,400	(12)	32	20	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.790	200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	6,700	13	(16)	0	(3)

Total Swap Agreements							$(859)	$694	$141	$(306)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments					$0	$16,138	$0		$16,138
Corporate Bonds & Notes
Banking & Finance					0	454,975	0		454,975
Industrials					0	229,195	0		229,195
Utilities					0	39,760	0		39,760
Municipal Bonds & Notes
California					0	4,218	0		4,218
Illinois					0	1,571	0		1,571
New Jersey					0	5,649	0		5,649
New York					0	12,749	0		12,749
Texas					0	2,759	0		2,759
Virginia					0	5,543	0		5,543
West Virginia					0	9,354	0		9,354
U.S. Government Agencies					0	282,172	0		282,172
U.S. Treasury Obligations					0	545,554	0		545,554
Non-Agency Mortgage-Backed Securities					1,200	116,419	6,803		124,422
Asset-Backed Securities					0	412,206	0		412,206

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2021 (Unaudited)

Sovereign Issues	0	28,759	0	28,759
Preferred Securities
Banking & Finance	0	97,891	0	97,891
Industrials	0	8,830	0	8,830
Short-Term Instruments
Repurchase Agreements	0	15,405	0	15,405

	$1,200	$2,289,147	$6,803	$2,297,150
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107	$0	$0	$107

Total Investments	$1,307	$2,289,147	$6,803	$2,297,257

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,087	299	0	1,386
Over the counter	0	5,389	0	5,389

	$1,087	$5,688	$0	$6,775
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(291)	(46)	0	(337)
Over the counter	0	(830)	0	(830)

	$(291)	$(876)	$0	$(1,167)

Total Financial Derivative Instruments	$796	$4,812	$0	$5,608

Totals	$2,103	$2,293,959	$6,803	$2,302,865

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 277.7% ¤
CORPORATE BONDS & NOTES 99.5%
BANKING & FINANCE 52.7%
AerCap Ireland Capital DAC 3.950% due 02/01/2022 (d)		$500	$504
Air Lease Corp. 2.750% due 01/15/2023 (d)		1,300	1,335
Ally Financial, Inc. 1.450% due 10/02/2023 (d)		1,000	1,015
American Tower Corp. 3.375% due 05/15/2024 (d)		1,200	1,279
Aozora Bank Ltd. 2.550% due 09/09/2022 (d)		1,300	1,321
Aviation Capital Group LLC 2.875% due 01/20/2022 (d)		1,800	1,809
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023 (d)		400	421
Barclays PLC
1.505% (US0003M + 1.380%) due 05/16/2024 ~(d)		700	712
4.338% due 05/16/2024 •(d)		1,600	1,694
BOC Aviation Ltd.
2.750% due 09/18/2022 (d)		300	305
3.000% due 05/23/2022 (d)		1,300	1,314
BPCE S.A. 1.652% due 10/06/2026 •(d)		1,000	1,002
Cantor Fitzgerald LP 6.500% due 06/17/2022 (d)		2,200	2,290
CIT Group, Inc. 5.000% due 08/15/2022		1,000	1,036
CK Hutchison International Ltd. 3.250% due 04/11/2024 (d)		1,000	1,060
Credit Suisse Group AG 1.354% (US0003M + 1.240%) due 06/12/2024 ~(d)		700	711
Danske Bank A/S
1.171% due 12/08/2023 •		800	804
1.174% (US0003M + 1.060%) due 09/12/2023 ~(d)		2,400	2,429
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		43	42
First Abu Dhabi Bank PJSC 0.975% (US0003M + 0.850%) due 08/08/2023 ~(d)		1,000	1,006
Five Corners Funding Trust 4.419% due 11/15/2023 (d)		500	540
Ford Motor Credit Co. LLC
3.219% due 01/09/2022		800	803
4.250% due 09/20/2022 (d)		1,400	1,433
5.596% due 01/07/2022		500	507
GA Global Funding Trust 1.625% due 01/15/2026 (d)		400	404
General Motors Financial Co., Inc.
3.450% due 04/10/2022 (d)		270	273
3.550% due 07/08/2022 (d)		2,000	2,048
HSBC Holdings PLC
1.116% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	1,400	1,021
1.494% (US0003M + 1.380%) due 09/12/2026 ~(d)		$2,070	2,138
LeasePlan Corp. NV 2.875% due 10/24/2024 (d)		2,100	2,199
Lloyds Banking Group PLC 1.412% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	740
LSEGA Financing PLC 0.650% due 04/06/2024 (d)		$1,800	1,796
Mizuho Financial Group, Inc. 1.425% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,500	1,103
Nationwide Building Society 3.622% due 04/26/2023 •(d)		$500	509
Natwest Group PLC
1.595% (US0003M + 1.470%) due 05/15/2023 ~(d)		1,000	1,008
3.498% due 05/15/2023 •(d)		600	611
4.519% due 06/25/2024 •(d)		900	958
Nissan Motor Acceptance Co. LLC
0.779% (US0003M + 0.650%) due 07/13/2022 ~(d)		1,000	1,001
0.822% due 09/28/2022 •(d)		1,300	1,303
0.822% due 09/28/2022 •		100	100

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2021 (Unaudited)

Nomura Holdings, Inc.
1.851% due 07/16/2025 (d)		600	609
2.648% due 01/16/2025 (d)		1,700	1,771
NTT Finance Corp. 1.162% due 04/03/2026 (d)		2,500	2,487
OneMain Finance Corp. 6.125% due 05/15/2022		400	411
ORIX Corp.
2.900% due 07/18/2022 (d)		1,200	1,225
3.200% due 01/19/2022 (d)		500	504
Pacific Life Global Funding 1.200% due 06/24/2025 (d)		1,100	1,103
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (d)		700	732
5.250% due 08/15/2022 (d)		1,200	1,243
QNB Finance Ltd.
1.126% (US0003M + 1.000%) due 05/02/2022 ~(d)		400	402
1.769% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	1,500	1,099
SBA Tower Trust 2.836% due 01/15/2050		$2,000	2,074
Scentre Group Trust 3.500% due 02/12/2025 (d)		800	853
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022 (d)		300	305
3.550% due 04/15/2024 (d)		300	318
Societe Generale S.A. 1.488% due 12/14/2026 •(d)		1,900	1,879
Standard Chartered PLC 1.319% due 10/14/2023 •(d)		300	302
State Bank of India 4.000% due 01/24/2022 (d)		500	505
Stellantis Finance US, Inc. 1.711% due 01/29/2027		800	798
Synchrony Financial 2.850% due 07/25/2022 (d)		1,000	1,018
UBS AG 0.891% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	2,000	1,469
Wells Fargo & Co.
2.509% due 10/27/2023 (b)	CAD	1,500	1,218
3.184% due 02/08/2024 (b)		1,500	1,236

			66,145

INDUSTRIALS 38.7%
7-Eleven, Inc. 0.950% due 02/10/2026 (d)		$1,000	983
Arrow Electronics, Inc. 3.500% due 04/01/2022 (d)		600	606
BAT Capital Corp.
3.222% due 08/15/2024 (d)		2,600	2,757
3.557% due 08/15/2027 (d)		400	431
Berry Global, Inc.
1.570% due 01/15/2026		1,200	1,201
4.875% due 07/15/2026		600	631
Boeing Co. 4.508% due 05/01/2023 (d)		500	528
Boral Finance Pty. Ltd. 3.000% due 11/01/2022 (d)		1,100	1,121
Broadcom, Inc.
3.459% due 09/15/2026 (d)		900	973
4.250% due 04/15/2026 (d)		1,100	1,223
Carrier Global Corp. 2.242% due 02/15/2025 (d)		800	829
CenterPoint Energy Resources Corp.
0.620% (US0003M + 0.500%) due 03/02/2023 ~(d)		200	200
0.700% due 03/02/2023 (d)		300	300
Charter Communications Operating LLC
1.776% (US0003M + 1.650%) due 02/01/2024 ~(d)		2,200	2,263
4.500% due 02/01/2024		300	325
Citrix Systems, Inc. 1.250% due 03/01/2026 (d)		400	394
D.R. Horton, Inc. 4.375% due 09/15/2022 (d)		1,000	1,027
DAE Funding LLC 1.550% due 08/01/2024 (d)		600	595
Daimler Canada Finance, Inc. 3.300% due 08/16/2022 (b)	CAD	900	727
Dell International LLC 5.450% due 06/15/2023 (d)		$400	429
Delta Air Lines, Inc.
3.625% due 03/15/2022		1,400	1,413
7.375% due 01/15/2026		500	589
Energy Transfer LP 5.000% due 10/01/2022 (d)		2,000	2,064
Gilead Sciences, Inc. 1.200% due 10/01/2027 (d)		700	686

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2021 (Unaudited)

Global Payments, Inc. 1.200% due 03/01/2026 (d)	700	693
Hyundai Capital America
1.150% due 11/10/2022 (d)	700	704
2.850% due 11/01/2022 (d)	300	307
Imperial Brands Finance PLC
3.125% due 07/26/2024 (d)	650	684
3.750% due 07/21/2022 (d)	1,100	1,122
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025 (d)	1,000	992
Kansas City Southern 3.000% due 05/15/2023 (d)	1,500	1,555
Lennar Corp. 4.500% due 04/30/2024 (d)	400	433
MGM Resorts International 7.750% due 03/15/2022	2,500	2,572
Nissan Motor Co. Ltd. 3.043% due 09/15/2023 (d)	1,000	1,040
Oracle Corp. 1.650% due 03/25/2026 (b)(d)	1,300	1,319
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023 (d)	1,000	1,065
PeaceHealth Obligated Group 1.375% due 11/15/2025 (d)	300	303
Petronas Energy Canada Ltd. 2.112% due 03/23/2028 (d)	1,000	1,005
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022 (d)	1,100	1,113
Saudi Arabian Oil Co.
1.250% due 11/24/2023 (d)	1,100	1,108
2.875% due 04/16/2024	1,000	1,043
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (d)	1,100	1,121
SYNNEX Corp. 1.250% due 08/09/2024	2,000	2,001
Toll Brothers Finance Corp. 5.875% due 02/15/2022 (d)	2,000	2,011
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022 (d)	500	511
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024	800	860
4.950% due 09/15/2028	300	346
Woodside Finance Ltd.
3.650% due 03/05/2025 (d)	100	106
3.650% due 03/05/2025	1,200	1,276
3.700% due 09/15/2026	1,000	1,081

		48,666

UTILITIES 8.1%
AES Corp. 1.375% due 01/15/2026	1,300	1,284
AT&T, Inc. 1.015% (US0003M + 0.890%) due 02/15/2023 ~(d)	1,100	1,110
FirstEnergy Corp. 3.350% due 07/15/2022 (d)	700	709
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	400	444
Pacific Gas & Electric Co.
1.598% (US0003M + 1.480%) due 06/16/2022 ~(d)	1,000	1,000
1.750% due 06/16/2022 (d)	1,700	1,698
2.100% due 08/01/2027 (d)	200	195
2.950% due 03/01/2026 ^	100	103
3.250% due 06/15/2023 ^(d)	100	103
3.400% due 08/15/2024 ^(d)	200	208
3.850% due 11/15/2023 ^(d)	100	104
Southern California Edison Co. 1.100% due 04/01/2024 (d)	1,000	1,005
Sprint Communications, Inc. 6.000% due 11/15/2022	300	316
Systems Energy Resources, Inc. 2.140% due 12/09/2025 (d)	1,700	1,730
Telstra Corp. Ltd. 3.125% due 04/07/2025 (d)	100	106
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	100	108

		10,223

Total Corporate Bonds & Notes (Cost $123,898)		125,034

MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023	300	324

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2021 (Unaudited)

PENNSYLVANIA 0.5%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.255% (US0003M + 0.130%) due 10/25/2036 ~		680	673

Total Municipal Bonds & Notes (Cost $970)			997

U.S. GOVERNMENT AGENCIES 16.6%
Fannie Mae
0.875% due 12/18/2026 (d)		5,000	4,947
1.070% due 09/25/2022 •		2	2
Federal Home Loan Bank
0.900% due 02/26/2027		2,500	2,469
1.020% due 02/24/2027 (d)		4,000	3,974
1.050% due 08/13/2026 (d)		3,000	2,995
1.100% due 08/20/2026 (d)		3,000	2,982
Freddie Mac
1.000% due 09/15/2044		2,248	2,247
2.214% due 07/15/2035 •		1,016	1,027
Ginnie Mae
0.537% due 10/20/2037 •		26	26
0.770% due 08/20/2061 •		2	2
0.890% due 05/20/2066 •		131	133

Total U.S. Government Agencies (Cost $20,935)			20,804

U.S. TREASURY OBLIGATIONS 100.0%
U.S. Treasury Notes
0.125% due 05/31/2023 (d)		78,300	78,181
0.375% due 08/15/2024 (d)		20,000	19,931
0.375% due 09/15/2024 (d)		27,600	27,484

Total U.S. Treasury Obligations (Cost $125,730)			125,596

NON-AGENCY MORTGAGE-BACKED SECURITIES 23.3%
AREIT Trust 2.784% due 04/15/2037 •		278	279
Avon Finance PLC 0.950% due 09/20/2048 •	GBP	779	1,054
Banc of America Funding Trust 2.496% due 09/20/2034 ~		$18	19
Bancorp Commercial Mortgage Trust 1.214% due 09/15/2036 •		26	26
Bear Stearns Adjustable Rate Mortgage Trust
2.176% due 04/25/2033 ~		19	20
2.259% due 01/25/2034 ~		5	5
2.601% due 11/25/2034 ~		21	20
Brass PLC 0.825% due 11/16/2066 •		76	77
BWAY Mortgage Trust 1.334% due 09/15/2036 •		1,400	1,404
BX Commercial Mortgage Trust 0.784% due 01/15/2034 •		1,200	1,202
BXMT Ltd. 1.564% due 03/15/2037 •		1,100	1,105
Citigroup Mortgage Loan Trust
0.900% due 05/25/2051 •		1,100	1,100
2.470% due 10/25/2035 •		3	3
Countrywide Alternative Loan Trust 0.406% due 07/25/2036 •		20	26
Credit Suisse First Boston Mortgage Securities Corp.
2.727% due 06/25/2033 ~		6	6
6.500% due 04/25/2033		20	21
DROP Mortgage Trust 1.230% due 04/15/2026 •		1,500	1,507
Extended Stay America Trust 1.164% due 07/15/2038 •		1,293	1,299
GCAT
1.348% due 05/25/2066 ~		928	929
1.503% due 05/25/2066 ~		928	929
GCCFC Commercial Mortgage Trust 0.884% due 02/15/2038 •		200	200
Gemgarto PLC 0.640% due 12/16/2067 •	GBP	1,715	2,322
GS Mortgage-Backed Securities Trust
0.900% due 12/25/2051 •		$496	496
0.900% due 02/25/2052 •		1,489	1,494
GSR Mortgage Loan Trust
1.985% due 08/25/2033 •		53	52
2.859% due 09/25/2035 ~		3	3
Hawksmoor Mortgage Funding PLC 1.100% due 05/25/2053 •	GBP	715	968
Impac CMB Trust
0.726% due 03/25/2035 •		$203	201
1.086% due 07/25/2033 •		134	133

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2021 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 1.534% due 12/15/2031 •		710	707
JP Morgan Mortgage Trust
2.285% due 02/25/2035 ~		1	1
2.372% due 04/25/2035 ~		61	66
2.490% due 02/25/2034 ~		23	24
2.665% due 06/25/2035 ~		5	6
2.696% due 09/25/2034 ~		5	5
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		768	772
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.564% due 06/15/2030 •		9	9
2.610% due 10/20/2029 •		7	7
Merrill Lynch Mortgage Investors Trust
0.546% due 04/25/2029 •		3	3
0.726% due 10/25/2028 •		2	2
2.824% due 02/25/2035 ~		69	71
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •		1,100	1,102
MFA Trust
1.131% due 07/25/2060 ~		893	890
1.381% due 04/25/2065 ~		333	335
Morgan Stanley Mortgage Loan Trust 2.498% due 11/25/2034 ~		3	3
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		731	732
2.750% due 07/25/2059 ~		711	736
2.750% due 11/25/2059 ~		720	742
3.500% due 12/25/2057 ~		944	973
PFP Ltd. 1.100% due 08/09/2037 •		1,400	1,412
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		568	568
Prime Mortgage Trust 0.486% due 02/25/2034 •		4	4
Sequoia Mortgage Trust
0.787% due 10/19/2026 •		47	47
0.847% due 10/20/2027 •		5	5
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	185	251
Structured Asset Mortgage Investments Trust
0.667% due 07/19/2034 •		$24	25
0.747% due 09/19/2032 •		5	5
4.950% due 06/25/2029 ~		3	3
Thornburg Mortgage Securities Trust
0.726% due 09/25/2043 •		4	4
2.079% due 04/25/2045 ~		11	12
Towd Point Mortgage Funding PLC 1.097% due 10/20/2051 •	GBP	302	410
Trinity Square PLC 0.899% due 07/15/2059 •		924	1,252
WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •		$108	111
0.666% due 10/25/2045 •		17	17
0.826% due 11/25/2034 •		41	40
0.886% due 06/25/2044 •		15	15
1.492% due 06/25/2042 •		3	3
Wells Fargo Commercial Mortgage Trust 0.933% due 12/13/2031 •		1,000	992

Total Non-Agency Mortgage-Backed Securities (Cost $29,170)			29,262

ASSET-BACKED SECURITIES 34.6%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		632	635
American Money Management Corp. CLO Ltd. 1.113% due 04/14/2029 •		185	185
Amortizing Residential Collateral Trust 1.086% due 10/25/2034 •		138	138
Apidos CLO 1.064% due 07/17/2030 •		400	400
Assurant CLO Ltd. 1.174% due 10/20/2031 •		600	600
Bear Stearns Asset-Backed Securities Trust
0.886% due 10/27/2032 •		29	29
1.211% due 03/25/2035 •		1,000	1,001
1.286% due 01/25/2045 •		220	221
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	2,000	2,311
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		800	928
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		700	812
CARLYLE U.S. CLO Ltd. 1.134% due 04/20/2031 •		$1,300	1,300

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2021 (Unaudited)

Carrington Mortgage Loan Trust 1.254% due 10/20/2029 •	1,000	1,001
Catamaran CLO Ltd. 1.224% due 01/18/2029 •	1,043	1,044
Chase Funding Trust 0.826% due 10/25/2032 •	51	51
Countrywide Asset-Backed Certificates Trust 0.566% due 05/25/2036 •	500	499
Delta Funding Home Equity Loan Trust 0.904% due 09/15/2029 •	5	5
Finance America Mortgage Loan Trust 0.911% due 08/25/2034 •	109	109
First Franklin Mortgage Loan Trust 0.406% due 04/25/2036 •	1,092	1,075
FirstKey Homes Trust 1.266% due 10/19/2037	499	497
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	2,100	1,662
GSAMP Trust 0.606% due 06/25/2036 •	$687	680
Halcyon Loan Advisors Funding Ltd. 1.054% due 04/20/2027 •	33	33
Harvest CLO DAC 1.040% due 07/15/2031	EUR	400	463
HERA Commercial Mortgage Ltd. 1.137% due 02/18/2038 •	$900	900
Jubilee CLO BV 0.610% due 04/15/2030 •	EUR	1,200	1,388
LCM LP
1.174% due 10/20/2027 •	$144	144
1.214% due 04/20/2031 •	250	250
MF1 Ltd.
1.175% due 10/18/2036 •	100	100
1.864% due 11/15/2035 •	600	604
MidOcean Credit CLO 1.229% due 01/29/2030 •	1,500	1,499
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	891	896
1.690% due 05/15/2069	1,387	1,408
New Century Home Equity Loan Trust 1.016% due 11/25/2034 •	661	661
NovaStar Mortgage Funding Trust 0.746% due 01/25/2036 •	956	957
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	500	576
Palmer Square CLO Ltd. 0.975% due 08/15/2026 •	$184	184
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	300	348
Palmer Square Loan Funding Ltd.
0.931% due 02/20/2028 •	$571	571
1.025% due 10/24/2027 •	632	632
PFS Financing Corp. 0.930% due 08/15/2024	200	201
RAAC Trust 0.911% due 01/25/2046 •	700	700
Residential Mortgage Loan Trust 1.586% due 09/25/2029 •	1	1
Securitized Asset-Backed Receivables LLC Trust 0.761% due 01/25/2035 •	350	342
SLM Student Loan Trust
0.666% due 12/15/2025 •	147	147
0.875% due 04/25/2023 •	576	570
1.625% due 04/25/2023 •	343	346
1.825% due 07/25/2023 •	279	282
SMB Private Education Loan Trust
0.689% due 03/17/2053 •	200	201
0.936% due 09/15/2054 •	4,856	4,921
1.084% due 06/15/2027 •	30	30
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	104	107
SP-Static CLO Ltd. 1.538% due 07/22/2028 •	583	584
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	500	580
Towd Point Asset Trust 0.795% due 11/20/2061 •	$477	480
Towd Point Mortgage Trust
1.086% due 05/25/2058 •	732	739
1.086% due 10/25/2059 •	632	638
1.636% due 04/25/2060 ~	1,439	1,451
2.710% due 01/25/2060 ~	489	502
3.000% due 11/25/2059 ~	303	304
3.750% due 05/25/2058 ~	935	979
Venture CLO Ltd.
1.154% due 04/20/2029 •	754	754
1.234% due 01/20/2029 •	300	300
Voya CLO Ltd. 1.091% due 10/15/2030 •	1,400	1,400
Zais CLO Ltd. 1.276% due 04/15/2028 •	74	74

Total Asset-Backed Securities (Cost $43,334)	43,430

SOVEREIGN ISSUES 2.1%
Export-Import Bank of India 1.131% (US0003M + 1.000%) due 08/21/2022 ~	250	251
Israel Government International Bond 5.500% due 01/31/2022	ILS	7,600	2,401

Total Sovereign Issues (Cost $2,587)	2,652

SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 01/30/2022 ~(a)	440,000	442

Total Preferred Securities (Cost $440)	442

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.5%	674

Total Short-Term Instruments (Cost $674)	674

Total Investments in Securities (Cost $347,738)	348,891

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	11,155	110

Total Short-Term Instruments (Cost $110)	110

Total Investments in Affiliates (Cost $110)	110

Total Investments 277.8% (Cost $347,848)	$349,001
Financial Derivative Instruments (e)(f) 0.2%(Cost or Premiums, net $(1,308))	249
Other Assets and Liabilities, net (178.0)%	(223,620)

Net Assets 100.0%	$125,630

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Daimler Canada Finance, Inc.	3.300%	08/16/2022	10/16/2020	$695	$727	0.58%
Oracle Corp.	1.650	03/25/2026	03/22/2021	1,299	1,319	1.05
Wells Fargo & Co.	2.509	10/27/2023	10/14/2020	1,174	1,218	0.97
Wells Fargo & Co.	3.184	02/08/2024	10/06/2020	1,177	1,236	0.98

$4,345	$4,500	3.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$674	U.S. Treasury Notes 1.625% due 12/15/2022	$(688)	$674	$674

Total Repurchase Agreements	$(688)	$674	$674

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.250%	05/28/2021	TBD(2)	$(2,579)	$(2,582)
BPS	0.250	06/24/2021	TBD(2)	(2,484)	(2,486)
BRC	0.250	06/25/2021	TBD(2)	(182)	(182)
FOB	0.250	04/15/2021	TBD(2)	(12,515)	(12,529)
0.250	05/14/2021	TBD(2)	(923)	(924)
NOM	0.250	07/13/2021	TBD(2)	(1,236)	(1,237)
RDR	0.250	07/13/2021	TBD(2)	(807)	(807)
SOG	0.240	06/25/2021	TBD(2)	(12,395)	(12,403)
0.320	10/13/2020	TBD(2)	(687)	(689)
TDM	0.240	03/04/2021	TBD(2)	(3,245)	(3,249)
0.240	04/06/2021	TBD(2)	(1,099)	(1,100)
0.240	04/08/2021	TBD(2)	(953)	(954)
0.250	02/26/2021	TBD(2)	(6,395)	(6,405)
0.250	03/23/2021	TBD(2)	(5,970)	(5,978)
0.250	03/25/2021	TBD(2)	(1,546)	(1,548)
0.250	03/29/2021	TBD(2)	(1,056)	(1,058)
0.250	04/13/2021	TBD(2)	(2,107)	(2,110)
0.250	04/16/2021	TBD(2)	(19,208)	(19,230)
0.250	05/11/2021	TBD(2)	(958)	(959)
0.250	09/13/2021	TBD(2)	(1,516)	(1,516)
0.300	07/14/2021	TBD(2)	(2,111)	(2,112)
UBS	0.250	03/22/2021	TBD(2)	(1,026)	(1,028)
0.250	06/25/2021	TBD(2)	(4,656)	(4,659)
0.350	08/13/2021	TBD(2)	(1,768)	(1,769)

Total Reverse Repurchase Agreements	$(87,514)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BOS	0.090%	09/28/2021	10/01/2021	$(12,087)	$(12,088)
BPG	(0.120)	09/30/2021	10/04/2021	(27,475)	(27,475)
CSN	0.060	09/28/2021	10/01/2021	(19,915)	(19,915)
0.070	09/28/2021	10/05/2021	(78,210)	(78,210)

Total Sale-Buyback Transactions	$(137,688)

(d)	Securities with an aggregate market value of $229,834 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(130,249) at a weighted average interest rate of 0.192%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Canada Bankers' Acceptance December Futures	12/2022	212	$41,330	$(31)	$0	$(13)
3-Month Canada Bankers' Acceptance March Futures	03/2023	149	28,986	(81)	0	(10)
U.S. Treasury 2-Year Note December Futures	12/2021	87	19,145	(3)	3	0

$(115)	$3	$(23)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2021	516	$(63,335)	$289	$0	$(45)
U.S. Treasury 10-Year Note December Futures	12/2021	52	(6,844)	73	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	99	(14,380)	283	0	(17)

$645	$0	$(69)

Total Futures Contracts	$530	$3	$(92)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$600	$(14)	$(1)	$(15)	$0	$0
CDX.IG-36 5-Year Index	(1.000)	Quarterly	06/20/2026	27,300	(684)	18	(666)	9	0
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	22,800	(567)	19	(548)	11	0

$(1,265)	$36	$(1,229)	$20	$0

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$7,400	$(3)	$(1)	$(4)	$0	$0
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	5,700	0	(3)	(3)	0	0

$(3)	$(4)	$(7)	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	0.250%	Semi-Annual	06/16/2023	37,800	$12	$(24)	$(12)	$0	$0

Total Swap Agreements	$(1,256)	$8	$(1,248)	$20	$0

Cash of $1,819 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	AUD	2,870	$2,083	$8	$0
10/2021	EUR	300	355	7	0
10/2021	$980	AUD	1,352	0	(3)
10/2021	156	CAD	198	0	0
10/2021	6,384	GBP	4,721	0	(22)
11/2021	AUD	1,352	$980	3	0
11/2021	GBP	4,721	6,384	22	0
BRC	10/2021	15	21	1	0
11/2021	$1,522	JPY	170,500	10	0
MYI	10/2021	CAD	182	$144	0	0
10/2021	EUR	500	587	8	0
01/2022	ILS	8,019	2,454	0	(37)
SCX	10/2021	AUD	4,611	3,344	11	0
10/2021	EUR	10,307	12,175	236	0
10/2021	GBP	4,706	6,449	108	0
10/2021	$2,787	JPY	306,100	0	(37)
11/2021	EUR	11,107	$12,879	7	0
11/2021	$2,744	JPY	306,100	7	0
TOR	10/2021	CAD	6,527	$5,165	12	0
10/2021	$3,533	AUD	4,876	0	(8)
10/2021	5,140	CAD	6,511	1	0
11/2021	AUD	4,876	$3,534	8	0
11/2021	CAD	6,511	5,139	0	(1)

Total Forward Foreign Currency Contracts	$449	$(108)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800%	10/20/2021	2,600	$(3)	$0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	22,100	(23)	(1)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	5,900	(8)	(8)

$(34)	$(9)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	$103.602	10/07/2021	200	$(1)	$0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	600	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	1,100	(7)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	300	(1)	(1)
SAL	Put - OTC Ginnie Mae, TBA 2.000% due 10/01/2051	100.938	10/14/2021	100	0	0
Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.469	11/12/2021	100	0	0
Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2051	100.953	11/12/2021	400	(1)	(2)
Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.281	10/14/2021	300	(1)	0
Put - OTC Ginnie Mae, TBA 2.500% due 11/01/2051	103.070	11/12/2021	2,600	(5)	(11)
Put - OTC Ginnie Mae, TBA 3.000% due 10/01/2051	103.719	10/14/2021	500	(1)	0

$(18)	$(14)

Total Written Options	$(52)	$(23)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$66,145	$0	$66,145
Industrials	0	48,666	0	48,666
Utilities	0	10,223	0	10,223
Municipal Bonds & Notes
Illinois	0	324	0	324
Pennsylvania	0	673	0	673
U.S. Government Agencies	0	20,804	0	20,804
U.S. Treasury Obligations	0	125,596	0	125,596
Non-Agency Mortgage-Backed Securities	0	29,262	0	29,262
Asset-Backed Securities	0	43,430	0	43,430
Sovereign Issues	0	2,652	0	2,652
Preferred Securities
Banking & Finance	0	442	0	442
Short-Term Instruments
Repurchase Agreements	0	674	0	674

$0	$348,891	$0	$348,891
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$110	$0	$0	$110

Total Investments	$110	$348,891	$0	$349,001

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	23	0	23
Over the counter	0	449	0	449

$0	$472	$0	$472
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(69)	0	(92)
Over the counter	0	(131)	0	(131)

$(23)	$(200)	$0	$(223)

Total Financial Derivative Instruments	$(23)	$272	$0	$249

Totals	$87	$349,163	$0	$349,250

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Fixed Income SHares: Series M	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$10,469	$10,542

Total Loan Participations and Assignments (Cost $10,453)			10,542

CORPORATE BONDS & NOTES 34.2%
BANKING & FINANCE 22.1%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	239
4.250% due 04/15/2026		4,600	4,950
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(d)(e)	EUR	800	994
Banco Santander Mexico S.A. 4.125% due 11/09/2022		$26,100	26,952
Barclays Bank PLC 7.625% due 11/21/2022 (e)		1,342	1,439
Barclays PLC
3.375% due 04/02/2025 •	EUR	4,600	5,769
4.375% due 01/12/2026		$1,400	1,563
4.972% due 05/16/2029 •		3,100	3,606
6.375% due 12/15/2025 •(d)(e)	GBP	1,500	2,233
7.125% due 06/15/2025 •(d)(e)		200	302
7.250% due 03/15/2023 •(d)(e)		1,000	1,437
7.750% due 09/15/2023 •(d)(e)		$700	765
7.875% due 09/15/2022 •(d)(e)	GBP	1,600	2,279
8.000% due 06/15/2024 •(d)(e)		$3,800	4,294
BGC Partners, Inc. 5.375% due 07/24/2023		10,200	10,959
BPCE S.A. 4.625% due 07/11/2024		14,300	15,574
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	4,306
CI Financial Corp. 4.100% due 06/15/2051		5,000	5,385
Citigroup, Inc. 2.976% due 11/05/2030 •		15,000	15,779
Credit Suisse AG 6.500% due 08/08/2023 (e)		16,000	17,546
Credit Suisse Group AG
6.250% due 12/18/2024 •(d)(e)		1,300	1,404
7.125% due 07/29/2022 •(d)(e)		12,400	12,887
7.500% due 07/17/2023 •(d)(e)		1,000	1,072
7.500% due 12/11/2023 •(d)(e)		3,000	3,285
Crown Castle International Corp. 4.450% due 02/15/2026		8,000	8,963
CyrusOne LP 1.450% due 01/22/2027	EUR	7,500	8,746
Deutsche Bank AG
1.000% due 11/19/2025 •		3,200	3,789
3.961% due 11/26/2025 •		$9,000	9,738
4.250% due 10/14/2021		800	801
5.625% due 05/19/2031 •	EUR	900	1,239
Discover Financial Services 4.500% due 01/30/2026		$4,500	5,044
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,569
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		4,300	4,388
3.810% due 01/09/2024		1,000	1,034
FS KKR Capital Corp. 2.625% due 01/15/2027		9,000	9,028
General Motors Financial Co., Inc. 3.950% due 04/13/2024		1,000	1,069
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,956
HSBC Holdings PLC
2.099% due 06/04/2026 •		6,000	6,134
4.583% due 06/19/2029 •		3,400	3,862
5.250% due 09/16/2022 •(d)(e)	EUR	400	479
6.000% due 05/22/2027 •(d)(e)		$1,000	1,099

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

ING Groep NV 4.625% due 01/06/2026		5,200	5,904
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,889
4.300% due 02/01/2061		4,000	3,808
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,568
7.500% due 09/27/2025 •(d)(e)		6,000	6,963
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	5,572
Morgan Stanley 7.500% due 04/02/2032 þ(f)		8,000	6,503
Natwest Group PLC 4.800% due 04/05/2026		2,000	2,275
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		6,300	7,226
Owl Rock Capital Corp. 2.875% due 06/11/2028		9,700	9,689
Piper Jaffray Cos. 4.740% due 10/15/2021		4,000	4,035
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,851
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	2,138
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •		1,000	1,033
Service Properties Trust 5.000% due 08/15/2022		8,500	8,564
Societe Generale S.A. 7.875% due 12/18/2023 •(d)(e)		700	773
Standard Chartered PLC 7.750% due 04/02/2023 •(d)(e)		200	216
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		5,000	5,265
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	172
5.744% due 04/13/2040		614	1,085
5.801% due 10/13/2040		670	1,185
UBS AG
5.125% due 05/15/2024 (e)		$4,700	5,147
7.625% due 08/17/2022 (e)		14,600	15,471
UBS Group AG 5.750% due 02/19/2022 •(d)(e)	EUR	1,600	1,885
UniCredit SpA 7.830% due 12/04/2023		$8,500	9,730
VEREIT Operating Partnership LP 4.875% due 06/01/2026		1,000	1,146
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	4,000	5,122
Wells Fargo & Co.
3.584% due 05/22/2028 •		$600	657
4.100% due 06/03/2026		400	446
4.150% due 01/24/2029		1,600	1,819

			352,094

INDUSTRIALS 10.0%
Air Canada 4.625% due 08/15/2029	CAD	900	712
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$3,226	3,600
American Airlines Pass-Through Trust
3.150% due 08/15/2033		5,512	5,587
3.375% due 11/01/2028		5,473	5,546
3.500% due 08/15/2033		551	532
4.000% due 01/15/2027		1,092	1,062
4.950% due 07/15/2024		911	933
Atlantia SpA 1.875% due 02/12/2028	EUR	400	483
Bacardi Ltd.
4.700% due 05/15/2028		$1,000	1,156
5.150% due 05/15/2038		2,600	3,211
Bowdoin College 4.693% due 07/01/2112		6,600	8,771
Broadcom, Inc. 3.469% due 04/15/2034		1,000	1,031
Charter Communications Operating LLC 4.908% due 07/23/2025		95	107
Citrix Systems, Inc. 4.500% due 12/01/2027		3,100	3,433
Conagra Brands, Inc. 4.850% due 11/01/2028		100	117
CVS Pass-Through Trust 7.507% due 01/10/2032		5,206	6,557
DAE Funding LLC 5.250% due 11/15/2021		6,200	6,206

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

Dell International LLC
6.020% due 06/15/2026		8,700	10,356
6.100% due 07/15/2027		900	1,113
6.200% due 07/15/2030		1,300	1,665
ELO SACA 3.250% due 07/23/2027	EUR	800	1,061
Energy Transfer LP 4.200% due 04/15/2027		$300	332
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,843
4.317% due 12/30/2039		2,800	2,899
KB Home 4.000% due 06/15/2031		7,000	7,193
Kinder Morgan, Inc. 7.750% due 01/15/2032		2,200	3,159
Marvell Technology, Inc. 4.875% due 06/22/2028		6,650	7,688
MDC Holdings, Inc. 3.966% due 08/06/2061		8,500	8,156
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		5,950	6,191
4.810% due 09/17/2030		2,300	2,588
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/01/2021 (b)(d)		46	0
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,837
Petroleos Mexicanos 5.500% due 02/24/2025	EUR	13,000	16,487
Prosus NV 3.680% due 01/21/2030		$5,500	5,710
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	700	807
1.625% due 05/09/2028		100	112
3.375% due 06/18/2026	GBP	100	136
3.625% due 10/14/2025		$1,800	1,824
4.625% due 02/16/2026	EUR	200	257
5.750% due 10/15/2027	GBP	200	300
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		$8,300	9,247
6.250% due 03/15/2022		5,400	5,462
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,932
Teva Pharmaceutical Finance Netherlands BV 1.250% due 03/31/2023	EUR	1,125	1,284
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$3,654	3,441
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,500	2,688
Yara International ASA 3.148% due 06/04/2030		2,000	2,111

			159,923

UTILITIES 2.1%
AT&T, Inc.
3.650% due 06/01/2051		10,000	10,211
5.500% due 03/15/2027	GBP	4,600	7,458
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		$2,600	2,921
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		99	55
Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	3,308
3.400% due 08/15/2024 ^		1,000	1,038
3.450% due 07/01/2025		1,300	1,358
3.500% due 06/15/2025 ^		1,100	1,148
4.500% due 07/01/2040		1,500	1,533
4.550% due 07/01/2030		1,300	1,407
4.750% due 02/15/2044 ^		3,000	3,061

			33,498

Total Corporate Bonds & Notes (Cost $522,827)			545,515

MUNICIPAL BONDS & NOTES 4.3%
CALIFORNIA 0.6%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,500	5,285

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	4,800	5,143

		10,428

ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	1,100	1,344

NEW JERSEY 0.4%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,800	6,553

NEW YORK 0.9%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 3.960% due 08/01/2032	4,420	4,966
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	8,000	8,717

		13,683

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.734% due 02/15/2033	900	1,334

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	600	855
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011 5.426% due 09/15/2026	8,500	10,098

		10,953

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	430	434

VIRGINIA 1.5%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	17,910	18,708
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	5,644

		24,352

Total Municipal Bonds & Notes (Cost $59,674)		69,081

U.S. GOVERNMENT AGENCIES 22.8%
Fannie Mae
1.943% due 12/01/2034 •	28	29
1.965% due 09/01/2032 •	6	6
1.973% due 11/01/2032 •	5	5
2.045% due 05/01/2028 •	1	1
2.123% due 10/01/2032 •	1	1
2.220% due 09/01/2027 •	21	21
2.251% due 05/01/2033 •	25	25
2.300% due 10/01/2034 •	36	36
2.315% due 01/01/2033 •	13	13
4.151% due 05/25/2042 ~	8	9
4.192% due 03/25/2041 ~	7	8
6.500% due 07/18/2027	10	11
Freddie Mac
0.534% due 08/15/2029 - 12/15/2031 •	13	13
0.584% due 09/15/2030 •	2	3
0.634% due 03/15/2032 •	3	3
0.734% due 02/15/2024 •	126	125
1.234% due 09/15/2022 •	1	2
1.434% due 08/15/2023 •	1	1
2.125% due 08/01/2029 •	1	1
2.249% due 02/01/2033 •	13	14
2.375% due 01/01/2032 - 10/01/2032 •	25	25
2.455% due 08/01/2032 •	17	17
2.462% due 02/01/2029 •	13	13
2.625% due 10/01/2032 •	43	43
4.000% due 11/01/2047	14	15
6.000% due 12/15/2028	93	105
6.500% due 12/15/2023	1	1
7.000% due 04/01/2029 - 03/01/2030	6	7
7.500% due 08/15/2030	19	22
Ginnie Mae
1.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	15	15
1.875% due 04/20/2027 - 06/20/2032 •	22	24
2.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~	7	7

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

2.000% due 01/20/2027 - 03/20/2032 •	51	52
2.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	11	11
2.125% due 10/20/2027 •	3	3
2.250% (H15T1Y + 1.500%) due 08/20/2025 - 08/20/2026 ~	4	4
2.250% due 07/20/2027 - 07/20/2029 •	22	21
2.375% (H15T1Y + 2.000%) due 06/20/2022 ~	1	1
3.000% (H15T1Y + 1.500%) due 08/20/2025 ~	10	10
Ginnie Mae, TBA 2.500% due 11/01/2051 - 12/01/2051	350,900	361,280
Uniform Mortgage-Backed Security
3.000% due 01/01/2046	111	118
3.500% due 05/01/2047	160	170
4.000% due 12/01/2044 - 03/01/2049	34	36
6.000% due 09/01/2022 - 12/01/2023	14	14
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2036	1,100	1,130
Vendee Mortgage Trust 6.500% due 09/15/2024	104	112

Total U.S. Government Agencies (Cost $364,547)		363,584

U.S. TREASURY OBLIGATIONS 27.8%
U.S. Treasury Notes
0.625% due 08/15/2030 (h)	127,800	118,921
0.875% due 11/15/2030 (h)(j)(l)	15,000	14,239
1.125% due 02/29/2028 (h)(j)	77,200	76,733
1.125% due 08/31/2028 (h)	59,000	58,313
1.125% due 02/15/2031 (h)	49,500	47,953
1.250% due 03/31/2028 (h)(j)	127,700	127,735

Total U.S. Treasury Obligations (Cost $451,794)		443,894

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.4%
Adjustable Rate Mortgage Trust
2.568% due 01/25/2036 ^~	22	21
2.644% due 11/25/2035 ^~	85	75
3.041% due 02/25/2036 ^~	105	85
American Home Mortgage Assets Trust
0.296% due 10/25/2046 •	413	268
0.466% due 09/25/2046 ^•	447	438
1.012% due 11/25/2046 •	517	215
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^	97	94
Banc of America Funding Trust
0.224% due 08/27/2036 ~	7,786	7,439
0.296% due 04/25/2037 ^•	82	79
0.467% due 10/20/2036 •	97	82
0.486% due 05/25/2037 ^•	75	70
0.687% due 05/20/2047 •	40	41
2.606% due 02/20/2036 ~	157	159
2.667% due 04/20/2035 ^~	80	78
2.829% due 09/20/2047 ^~	87	78
2.916% due 09/20/2046 ^~	47	45
5.500% due 03/25/2036 ^	10	9
5.831% due 04/25/2037 ~	526	531
Banc of America Mortgage Trust
2.465% due 02/25/2034 ~	93	95
2.685% due 07/25/2035 ^~	9	9
2.876% due 05/25/2035 ^~	300	304
5.500% due 09/25/2035 ^	195	192
5.500% due 05/25/2037 ^	92	83
BCAP LLC Trust
0.386% due 05/25/2047 ^•	43	44
0.488% due 07/26/2036 ~	7	7
0.526% due 05/25/2047 ^•	275	290
0.939% due 11/26/2046 •	12	12
1.286% due 10/25/2047 •	12,132	11,476
1.386% due 09/25/2047 •	69	69
3.039% due 07/26/2036 ~	27	27
3.108% due 03/26/2037 ~	67	59
3.114% due 07/26/2036 ~	19	18
3.299% due 03/27/2037 ~	285	252
Bear Stearns Adjustable Rate Mortgage Trust
2.210% due 06/25/2035 ^~	9	9
2.234% due 12/25/2046 ^•	488	440
2.380% due 10/25/2035 •	234	240
2.536% due 01/25/2034 ~	42	44
2.546% due 05/25/2034 ~	24	24
2.663% due 02/25/2034 ~	40	41
2.699% due 10/25/2035 ~	36	37
2.867% due 01/25/2035 ~	8	8
2.890% due 03/25/2035 ~	39	39
2.981% due 11/25/2034 ~	46	46
3.105% due 02/25/2036 ^~	56	56
3.151% due 05/25/2047 ^~	131	131

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

3.315% due 08/25/2035 ~		10	10
Bear Stearns ALT-A Trust
0.526% due 04/25/2036 ^•		96	126
2.622% due 05/25/2035 ~		56	57
2.675% due 06/25/2034 ~		1,457	1,341
2.829% due 02/25/2036 ^~		26	26
2.943% due 01/25/2036 ~		3,624	3,558
2.963% due 02/25/2036 ^~		277	234
3.094% due 08/25/2036 ^~		281	240
3.169% due 05/25/2036 ^~		394	259
3.253% due 11/25/2036 ^~		87	59
4.353% due 07/25/2035 ^~		436	372
Bear Stearns Mortgage Funding Trust 0.276% due 01/25/2037 •		64	60
Bear Stearns Mortgage Securities, Inc. 6.310% due 03/25/2031 ~		1	1
Bear Stearns Structured Products, Inc. Trust 2.708% due 01/26/2036 ^~		488	414
Benchmark Mortgage Trust 2.952% due 08/15/2057		4,565	4,883
Bruegel DAC 0.800% due 05/22/2031 •	EUR	5,600	6,505
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~		$2,744	2,787
Chase Mortgage Finance Trust
2.739% due 09/25/2036 ^~		835	759
3.068% due 03/25/2037 ^~		48	49
3.134% due 03/25/2037 ^~		26	27
6.000% due 05/25/2037 ^		107	72
ChaseFlex Trust
0.386% due 07/25/2037 •		150	140
5.000% due 07/25/2037 ^		77	55
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.139% due 08/25/2037 ^þ		29	28
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.316% due 10/25/2035 •		949	955
Citigroup Mortgage Loan Trust
0.526% due 01/25/2037 •		2,132	2,021
1.984% due 09/25/2037 ~		47	48
2.470% due 10/25/2035 •		58	59
2.520% due 11/25/2035 •		23	24
2.579% due 10/25/2046 ^~		129	128
2.754% due 08/25/2035 ~		10	11
2.984% due 07/25/2037 ^~		552	536
3.108% due 03/25/2037 ^~		46	44
3.124% due 09/25/2037 ^~		299	298
3.228% due 09/25/2059 þ		6,854	6,868
3.258% due 04/25/2066 ~		153	155
5.500% due 12/25/2035		129	92
6.250% due 11/25/2037 ~		101	65
Citigroup Mortgage Loan Trust, Inc.
2.662% due 08/25/2035 ~		448	475
2.913% due 12/25/2035 ^~		87	61
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		5,759	5,797
6.000% due 06/25/2037		3,596	3,619
6.500% due 06/25/2037 ^		98	100
Community Program Loan Trust 4.500% due 04/01/2029		34	34
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~		54	39
7.585% due 08/25/2037 ^~		52	34
Countrywide Alternative Loan Trust
0.266% due 05/25/2047 •		848	817
0.267% due 02/20/2047 ^•		1,041	818
0.297% due 07/20/2046 ^•		34	27
0.346% due 12/25/2035 •		577	569
0.366% due 08/25/2037 •		453	449
0.396% due 08/25/2035 ^•		123	112
0.426% due 11/25/2036 «•		2	0
0.426% due 01/25/2037 ^•		0	2
0.436% due 11/25/2036 •		4,878	4,843
0.446% due 11/25/2036 •		51	57
0.466% due 07/25/2046 ^•		60	58
0.466% due 09/25/2046 ^•		275	271
0.526% due 05/25/2035 •		1,093	1,044
0.586% due 05/25/2035 ^•		1,890	1,747
0.586% due 06/25/2035 •		86	81
0.606% due 07/25/2035 •		86	86
0.706% due 10/25/2035 •		25	21
1.092% due 02/25/2036 •		335	321
1.342% due 11/25/2047 ^•		645	593
1.382% due 11/20/2035 •		5,986	5,649
1.472% due 11/25/2047 ^•		1,790	1,659
1.546% due 11/25/2035 •		794	791
2.903% due 11/25/2035 ^~		67	66

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

3.023% due 05/25/2036 ~		18	15
3.069% due 08/25/2035 ~		142	141
3.274% due 06/25/2037 ^~		94	87
5.500% due 11/25/2035		88	70
5.500% due 02/25/2036 ^		56	44
5.750% due 03/25/2037 ^•		100	77
5.750% due 07/25/2037 ^		16	13
5.750% due 04/25/2047 ^		109	90
6.000% due 12/25/2034		54	54
6.000% due 03/25/2036 ^		171	115
6.000% due 08/25/2036 ^•		54	43
6.000% due 08/25/2036 ^		526	419
6.000% due 02/25/2037 ^		433	273
6.000% due 04/25/2037 ^		69	52
6.000% due 04/25/2037		9,235	9,278
6.000% due 05/25/2037 ^		352	224
6.000% due 08/25/2037 ^•		367	262
6.250% due 11/25/2036 ^		72	66
6.500% due 05/25/2036 ^		1,400	982
6.500% due 12/25/2036 ^		64	41
6.500% due 08/25/2037 ^		355	213
19.564% due 07/25/2035 •		32	37
Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 05/25/2035 •		59	52
0.626% due 02/25/2035 •		10	10
0.706% due 03/25/2035 •		192	188
0.766% due 03/25/2036 •		126	82
0.826% due 02/25/2035 •		235	223
0.866% due 02/25/2035 •		199	189
1.985% due 02/20/2036 ^•		18	16
2.166% due 10/20/2035 ~		8	8
2.193% due 08/25/2034 ^~		28	27
2.402% due 08/25/2034 ~		2,631	2,726
2.462% due 06/25/2034 ~		525	537
2.518% due 04/25/2035 ^~		29	4
2.802% due 11/25/2034 ~		47	47
2.815% due 01/25/2036 ^~		45	44
2.875% due 05/20/2036 ^~		102	107
3.066% due 11/25/2037 ~		111	107
3.117% due 05/20/2036 ~		39	39
3.398% due 02/20/2036 ~		158	161
5.500% due 07/25/2037 ^		278	186
5.750% due 12/25/2035 ^		70	50
6.000% due 02/25/2037 ^		266	202
6.000% due 03/25/2037 ^		96	67
6.000% due 07/25/2037		172	109
6.500% due 11/25/2036 ^		708	439
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^		51	52
Credit Suisse First Boston Mortgage Securities Corp.
0.699% due 03/25/2032 ~		11	11
1.236% due 09/25/2034 ^•		48	53
Credit Suisse Mortgage Capital Certificates
2.402% due 04/26/2038 ~		243	245
3.285% due 04/28/2037 ~		224	230
Credit Suisse Mortgage Capital Trust 1.796% due 12/27/2060 ~		4,268	4,285
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		5,944	5,949
Deutsche ALT-A Securities, Inc. 0.386% due 04/25/2037 •		242	173
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.276% due 08/25/2047 •		246	240
0.406% due 01/25/2047 •		18	21
Deutsche Mortgage & Asset Receiving Corp. 0.530% due 11/27/2036 •		133	133
Downey Savings & Loan Association Mortgage Loan Trust 0.727% due 07/19/2045 ^•		5	1
Eurosail PLC 1.017% due 06/13/2045 •	GBP	2,966	3,995
First Horizon Alternative Mortgage Securities Trust
2.354% due 04/25/2036 ^~		$76	72
2.762% due 01/25/2036 ^~		155	103
First Horizon Mortgage Pass-Through Trust 3.085% due 11/25/2037 ^~		36	35
GMAC Mortgage Corp. Loan Trust 3.140% due 11/19/2035 ^~		90	90
GreenPoint Mortgage Funding Trust
0.286% due 12/25/2046 ^•		249	243
0.486% due 05/25/2037 •		2,251	2,267
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		5,000	4,942
GSC Capital Corp. Mortgage Trust 0.446% due 05/25/2036 ^•		83	83
GSR Mortgage Loan Trust
2.417% due 11/25/2035 ~		97	67

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

2.623% due 04/25/2035 ~	20	20
2.798% due 09/25/2035 ~	34	34
2.859% due 09/25/2035 ~	111	114
2.922% due 04/25/2035 ~	34	34
2.951% due 09/25/2034 ~	47	49
HarborView Mortgage Loan Trust
0.277% due 01/19/2038 •	32	31
0.292% due 12/19/2036 •	5,593	5,309
0.327% due 12/19/2036 ^•	3,676	3,657
0.337% due 01/19/2038 ^•	26	27
0.527% due 05/19/2035 •	1,615	1,564
0.587% due 01/19/2036 •	99	71
0.719% due 07/19/2045 •	31	31
0.767% due 01/19/2035 •	26	26
2.482% due 12/19/2035 ^~	37	36
2.871% due 12/19/2035 ^~	86	58
3.566% due 06/19/2036 ^~	155	100
HomeBanc Mortgage Trust 0.446% due 12/25/2036 •	27	27
Impac Secured Assets Trust 0.386% due 11/25/2036 •	289	278
IndyMac Mortgage Loan Trust
0.276% due 09/25/2046 •	99	94
0.446% due 07/25/2047 •	234	187
0.646% due 03/25/2035 •	55	54
0.686% due 11/25/2035 ^•	146	102
2.627% due 06/25/2037 ^~	69	65
2.756% due 10/25/2035 ~	571	545
2.801% due 11/25/2035 ^~	100	98
2.886% due 08/25/2036 ~	1,742	1,652
2.912% due 09/25/2035 ^~	62	60
2.948% due 06/25/2036 ~	810	813
2.965% due 06/25/2036 ~	4,134	3,496
2.980% due 08/25/2035 ~	656	610
3.068% due 06/25/2035 ^~	25	25
JP Morgan Alternative Loan Trust
0.406% due 10/25/2036 •	3,963	3,952
0.588% due 06/27/2037 •	1,970	1,558
2.705% due 12/25/2036 ~	8	8
JP Morgan Mortgage Trust
1.000% due 11/25/2051 «	12,000	12,297
2.286% due 09/25/2034 ~	98	101
2.372% due 04/25/2035 ~	9	9
2.504% due 07/25/2035 ~	187	193
2.696% due 04/25/2035 ~	4	4
2.752% due 06/25/2037 ^~	90	76
2.765% due 07/25/2035 ~	126	131
2.803% due 01/25/2037 ^~	11	10
2.821% due 11/25/2035 ^~	59	55
2.838% due 11/25/2035 ^~	39	38
6.000% due 01/25/2036 ^	106	74
Lavender Trust 6.250% due 10/26/2036	231	161
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	2,292	2,296
1.875% due 10/25/2068 þ	8,700	8,721
3.000% due 06/25/2059 þ	2,459	2,469
Lehman Mortgage Trust
4.949% due 12/25/2035 ~	174	53
5.080% due 01/25/2036 ^~	70	73
6.000% due 07/25/2036 ^	63	44
Lehman XS Trust
0.356% due 02/25/2036 •	5,031	4,953
0.466% due 11/25/2046 •	10,543	10,207
0.486% due 08/25/2046 ^•	41	41
0.546% due 04/25/2046 ^•	19	21
0.566% due 11/25/2046 ^•	10	10
Luminent Mortgage Trust
0.256% due 12/25/2036 •	548	520
0.486% due 10/25/2046 •	142	138
MASTR Adjustable Rate Mortgages Trust 0.566% due 05/25/2037 •	99	56
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	831	752
8.000% due 07/25/2035	791	766
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.610% due 10/20/2029 •	24	25
Merrill Lynch Alternative Note Asset Trust
0.406% due 01/25/2037 •	118	49
0.686% due 03/25/2037 •	835	310
6.000% due 05/25/2037 ^	142	137
Merrill Lynch Mortgage Investors Trust
0.546% due 04/25/2029 •	19	19
0.746% due 09/25/2029 •	18	18
0.746% due 11/25/2029 •	39	38
1.159% due 07/25/2029 •	20	20

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

2.013% due 02/25/2036 ~		26	28
2.595% due 11/25/2035 •		39	40
6.250% due 10/25/2036		1,419	894
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~		5,000	5,123
Morgan Stanley Dean Witter Capital, Inc. Trust 1.569% due 03/25/2033 ~		38	39
Morgan Stanley Mortgage Loan Trust
0.406% due 01/25/2035 •		21	21
2.210% due 06/25/2036 ~		35	38
2.565% due 07/25/2035 ~		1,606	1,560
6.000% due 10/25/2037 ^		70	54
Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •		136	131
1.052% due 03/26/2037 þ		74	75
5.500% due 10/26/2035 ~		7,197	6,216
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		354	366
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.240% due 02/25/2036 ^~		340	303
Nomura Resecuritization Trust 6.500% due 10/26/2037		5,569	3,881
RBSSP Resecuritization Trust 0.334% due 02/26/2037 •		195	196
Residential Accredit Loans, Inc. Trust
0.336% due 08/25/2037 •		202	193
0.386% due 08/25/2035 •		94	81
0.426% due 12/25/2036 •		240	244
0.486% due 05/25/2047 •		81	79
0.506% due 06/25/2037 •		75	74
0.886% due 10/25/2045 •		74	64
3.542% due 02/25/2035 ^~		181	163
5.073% due 02/25/2036 ^~		99	87
6.000% due 09/25/2035		844	831
6.000% due 06/25/2036		3,434	3,299
8.000% due 04/25/2036 ^•		88	84
Residential Asset Securitization Trust
6.000% due 06/25/2036		172	103
6.000% due 11/25/2036 ^		124	66
6.000% due 03/25/2037 ^		102	56
6.250% due 11/25/2036 ^		85	47
6.500% due 04/25/2037 ^		1,134	482
Residential Funding Mortgage Securities, Inc. Trust
3.619% due 03/25/2035 ^~		961	625
6.000% due 09/25/2036 ^		138	131
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	16,036	21,732
Structured Adjustable Rate Mortgage Loan Trust
0.406% due 10/25/2035 •		$847	849
0.821% due 06/25/2034 •		325	316
1.492% due 05/25/2035 ^•		271	229
2.684% due 10/25/2034 ~		21	22
2.964% due 02/25/2036 ^~		207	194
2.964% due 10/25/2036 ^~		97	71
3.085% due 09/25/2036 ^~		2,258	1,975
3.189% due 07/25/2037 ^~		4	3
Structured Asset Mortgage Investments Trust
0.266% due 09/25/2047 •		49	50
0.276% due 09/25/2047 •		681	658
0.296% due 09/25/2047 ^•		991	1,103
0.346% due 03/25/2037 •		86	34
0.466% due 06/25/2036 •		3,567	3,550
0.466% due 07/25/2046 ^•		373	327
0.486% due 05/25/2036 •		557	548
0.526% due 05/25/2046 •		838	428
0.606% due 05/25/2046 ^•		5	2
0.787% due 03/19/2034 •		179	180
0.787% due 02/19/2035 •		91	91
0.827% due 12/19/2033 •		197	201
1.979% due 02/25/2036 ^•		451	449
SunTrust Adjustable Rate Mortgage Loan Trust 2.229% due 02/25/2037 ^~		132	124
SunTrust Alternative Loan Trust 6.000% due 12/25/2035		280	279
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		3,231	1,517
Thornburg Mortgage Securities Trust
0.726% due 09/25/2043 •		134	138
0.826% due 09/25/2034 •		21	21
1.984% due 09/25/2037 ~		32	33
Towd Point Mortgage Funding 1.250% due 02/20/2054 •	GBP	12,653	17,137
Wachovia Mortgage Loan Trust LLC 2.394% due 10/20/2035 ~		$25	19
WaMu Mortgage Pass-Through Certificates Trust
0.626% due 12/25/2045 •		4	4

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

0.726% due 01/25/2045 •		131	131
0.792% due 02/25/2047 ^•		1,451	1,400
0.826% due 11/25/2034 •		126	122
0.842% due 06/25/2047 ^•		39	33
0.866% due 10/25/2044 •		579	574
0.902% due 07/25/2047 •		11,345	10,343
0.906% due 11/25/2045 •		135	133
1.066% due 11/25/2034 •		346	336
1.092% due 08/25/2046 •		795	799
1.292% due 11/25/2042 •		14	14
1.763% due 11/25/2046 •		170	168
2.668% due 08/25/2033 ~		143	149
2.909% due 08/25/2036 ^~		79	76
2.993% due 12/25/2036 ^~		813	821
3.114% due 12/25/2036 ^~		91	90
Washington Mutual Mortgage Pass-Through Certificates Trust
0.536% due 05/25/2035 ^•		279	238
0.792% due 04/25/2047 •		287	256
0.862% due 04/25/2047 •		419	376
4.149% due 09/25/2036 ^þ		135	55
Wells Fargo Alternative Loan Trust 2.573% due 07/25/2037 ^~		40	37
Wells Fargo Mortgage-Backed Securities Trust
2.534% due 10/25/2036 ^~		209	206
6.000% due 06/25/2037 ^		41	41

Total Non-Agency Mortgage-Backed Securities (Cost $286,357)			292,997

ASSET-BACKED SECURITIES 35.6%
Aames Mortgage Investment Trust
0.866% due 10/25/2035 •		191	191
1.286% due 06/25/2035 •		605	607
AASET Trust 3.967% due 05/16/2042		1,104	1,014
AASET U.S. Ltd. 3.844% due 01/16/2038		1,706	1,681
Accredited Mortgage Loan Trust
0.346% due 09/25/2036 •		5,812	5,756
0.566% due 09/25/2035 •		185	185
ACE Securities Corp. Home Equity Loan Trust
0.196% due 12/25/2036 •		313	114
0.241% due 08/25/2036 •		443	436
0.366% due 07/25/2036 •		131	122
0.686% due 02/25/2036 •		68	68
0.701% due 12/25/2035 •		2,000	1,978
0.746% due 11/25/2035 •		79	79
0.986% due 12/25/2034 •		123	122
1.016% due 02/25/2036 ^•		96	95
1.061% due 06/25/2034 •		415	414
1.061% due 07/25/2035 •		49	49
Aegis Asset-Backed Securities Trust
0.731% due 12/25/2035 •		200	198
0.786% due 03/25/2035 •		255	255
0.806% due 06/25/2035 •		200	196
1.086% due 03/25/2035 ^•		68	67
Ameriquest Mortgage Securities Trust 0.671% due 03/25/2036 •		163	162
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.761% due 07/25/2035 •		30	30
0.791% due 11/25/2035 •		124	124
0.866% due 09/25/2035 •		10,000	10,009
1.196% due 03/25/2035 •		200	201
Amortizing Residential Collateral Trust 1.086% due 10/25/2034 •		94	94
Argent Securities Trust
0.236% due 09/25/2036 •		808	351
0.466% due 03/25/2036 •		308	210
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.546% due 01/25/2036 •		86	84
0.726% due 01/25/2036 •		3,472	3,400
Asset-Backed Funding Certificates Trust
0.196% due 01/25/2037 •		388	271
0.246% due 01/25/2037 •		245	172
0.306% due 01/25/2037 •		147	104
0.366% due 11/25/2036 •		9,798	7,338
1.086% due 06/25/2037 •		171	162
Asset-Backed Securities Corp. Home Equity Loan Trust
0.306% due 12/25/2036 •		6,300	5,863
0.761% due 11/25/2035 •		82	82
0.986% due 06/25/2035 •		161	162
1.961% due 09/25/2034 •		1,433	1,479
3.084% due 08/15/2033 •		10	10
Aurium CLO DAC 0.670% due 04/16/2030 •	EUR	5,297	6,139
Babson Euro CLO DAC 0.271% due 10/25/2029 •		625	724

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

Basic Asset-Backed Securities Trust 0.706% due 04/25/2036 •		$37	37
Bear Stearns Asset-Backed Securities Trust
0.286% due 12/25/2036 •		76	76
0.316% due 02/25/2037 •		11,884	11,435
0.386% due 06/25/2036 •		22	22
0.426% due 05/25/2036 ^•		36	36
0.626% due 06/25/2036 •		114	114
0.731% due 12/25/2035 •		166	166
0.761% due 08/25/2036 •		141	141
0.821% due 09/25/2035 •		5,008	5,005
0.886% due 09/25/2046 •		106	104
0.911% due 06/25/2036 •		97	97
0.986% due 03/25/2034 •		2,242	2,250
1.046% due 04/25/2035 •		21	21
1.136% due 11/25/2035 ^•		111	110
1.136% due 08/25/2037 •		5,787	5,596
1.266% due 06/25/2043 •		879	877
1.286% due 06/25/2036 •		600	601
1.336% due 08/25/2037 •		53	54
2.693% due 07/25/2036 ~		162	162
2.741% due 10/25/2036 ~		37	25
23.210% due 03/25/2036 ^•		183	152
Carlyle Euro CLO DAC 0.630% due 08/15/2030 •	EUR	1,100	1,275
Carrington Mortgage Loan Trust
0.306% due 01/25/2037 •		$1,200	1,005
0.346% due 02/25/2037 •		4,898	4,825
1.136% due 05/25/2035 •		300	301
Catamaran CLO Ltd. 1.479% due 01/27/2028 •		400	399
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		13	13
CIT Mortgage Loan Trust 1.586% due 10/25/2037 •		6,000	6,128
Citigroup Mortgage Loan Trust
0.226% due 12/25/2036 •		125	125
0.256% due 05/25/2037 •		14,016	12,992
0.476% due 01/25/2037 •		113	113
0.486% due 11/25/2046 •		142	140
0.536% due 11/25/2045 •		54	54
6.851% due 05/25/2036 ^þ		141	70
Citigroup Mortgage Loan Trust, Inc.
0.821% due 09/25/2035 ^•		863	865
1.766% due 07/25/2035 •		1,000	1,012
CLNC Ltd. 1.414% due 08/20/2035 •		14,800	14,814
Conseco Finance Corp.
6.870% due 04/01/2030 ~		17	17
7.060% due 02/01/2031 ~		408	399
Countrywide Asset-Backed Certificates
0.226% due 06/25/2035 •		8,909	8,480
0.226% due 07/25/2037 ^•		1,602	1,579
0.236% due 01/25/2037 •		2,154	2,142
0.236% due 05/25/2037 •		36	36
0.246% due 03/25/2037 •		39	39
0.266% due 06/25/2047 •		31	31
0.286% due 09/25/2037 •		3,629	3,421
0.286% due 06/25/2047 ^•		13,887	13,098
0.306% due 09/25/2037 ^•		370	381
0.306% due 09/25/2047 ^•		997	970
0.316% due 10/25/2047 •		195	194
0.336% due 01/25/2046 ^•		4,344	4,254
0.336% due 06/25/2047 •		243	238
0.406% due 05/25/2036 •		199	211
0.426% due 03/25/2037 •		298	298
0.486% due 08/25/2036 •		2,390	2,384
0.536% due 03/25/2036 •		1,400	1,391
0.586% due 03/25/2036 •		2,722	2,730
0.686% due 06/25/2036 •		198	197
0.686% due 07/25/2036 •		9	9
0.821% due 02/25/2036 •		66	66
0.986% due 03/25/2047 ^•		66	59
1.076% due 12/25/2035 •		13	13
1.136% due 08/25/2035 •		7	7
1.586% due 02/25/2035 •		251	252
4.453% due 10/25/2046 ^~		14,075	14,091
Countrywide Asset-Backed Certificates Trust
0.226% due 02/25/2037 •		7,154	6,946
0.236% due 09/25/2046 •		2,137	2,119
0.236% due 03/25/2047 ^•		93	92
0.276% due 06/25/2047 •		36	36
0.346% due 04/25/2046 •		4,214	4,042
0.546% due 05/25/2036 •		196	195
0.881% due 02/25/2036 •		89	90
1.181% due 07/25/2035 •		1,071	1,075

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

1.436% due 04/25/2035 •		168	169
Countrywide Asset-Backed Certificates Trust, Inc.
0.806% due 07/25/2034 •		80	80
0.886% due 08/25/2047 •		611	610
0.986% due 10/25/2034 •		50	50
Countrywide Asset-Backed Certificates, Inc. 1.061% due 02/25/2034 •		51	51
Credit-Based Asset Servicing & Securitization LLC
0.212% due 07/25/2037 •		10	8
0.312% due 07/25/2037 •		216	176
Delta Funding Home Equity Loan Trust 0.724% due 08/15/2030 •		39	37
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	10,100	11,647
ECMC Group Student Loan Trust 0.836% due 02/27/2068 •		$6,106	6,093
EMC Mortgage Loan Trust 0.826% due 05/25/2040 •		9	9
First Franklin Mortgage Loan Trust
0.366% due 12/25/2036 •		244	140
0.406% due 04/25/2036 •		141	139
0.566% due 04/25/2036 •		400	370
0.566% due 08/25/2036 •		150	148
0.761% due 06/25/2036 •		18	18
0.806% due 10/25/2035 •		42	42
0.806% due 11/25/2035 •		130	128
0.956% due 09/25/2034 •		73	73
1.031% due 03/25/2035 •		87	87
1.271% due 12/25/2034 •		886	890
1.286% due 01/25/2035 •		122	123
1.511% due 10/25/2034 •		444	448
First NLC Trust
0.156% due 08/25/2037 •		50	33
0.546% due 05/25/2035 •		811	784
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^		6	0
Fremont Home Loan Trust
0.236% due 01/25/2037 •		238	138
0.246% due 08/25/2036 •		201	89
0.426% due 02/25/2036 •		47	46
0.426% due 02/25/2037 •		773	393
0.626% due 02/25/2036 •		300	284
0.626% due 04/25/2036 •		3,000	2,833
0.821% due 07/25/2035 •		1,253	1,251
0.876% due 12/25/2029 •		6	6
Galaxy CLO Ltd. 1.096% due 10/15/2030 •		3,200	3,204
Gallatin CLO Ltd. 1.426% (US0003M + 1.050%) due 07/15/2027 ~		5,476	5,495
GE-WMC Asset-Backed Pass-Through Certificates 0.586% due 12/25/2035 •		238	238
GSAA Home Equity Trust 0.326% due 04/25/2047 •		107	104
GSAMP Trust
0.176% due 01/25/2037 •		2,467	1,812
0.206% due 12/25/2036 •		1,769	1,102
0.226% due 12/25/2036 •		7,577	4,923
0.226% due 01/25/2037 •		44,598	33,210
0.236% due 09/25/2036 •		3,040	1,531
0.236% due 12/25/2046 •		529	364
0.286% due 11/25/2036 •		460	287
0.316% due 12/25/2046 •		159	111
0.406% due 05/25/2046 •		10	10
0.566% due 06/25/2036 •		229	166
0.626% due 04/25/2036 •		284	229
1.736% due 10/25/2034 •		15	15
Home Equity Asset Trust 1.181% due 05/25/2035 •		119	119
Home Equity Loan Trust
0.316% due 04/25/2037 •		917	893
0.426% due 04/25/2037 •		500	442
Home Equity Mortgage Loan Asset-Backed Trust
0.226% due 11/25/2036 •		335	319
0.246% due 11/25/2036 •		291	279
0.406% due 04/25/2037 •		259	245
HSI Asset Securitization Corp. Trust
0.304% due 12/25/2036 •		212	82
0.424% due 12/25/2036 •		967	374
0.524% due 12/25/2036 •		645	253
0.866% due 11/25/2035 •		3,991	3,985
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	900	1,038
IXIS Real Estate Capital Trust 0.716% due 02/25/2036 •		$85	87
JP Morgan Mortgage Acquisition Trust
0.346% due 03/25/2037 •		208	206

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

0.346% due 06/25/2037 •		164	163
0.356% due 07/25/2036 •		200	197
0.366% due 01/25/2037 •		1,214	1,211
0.491% due 05/25/2036 •		205	206
0.626% due 04/25/2036 •		59	59
6.337% due 08/25/2036 ^þ		99	71
KKR CLO Ltd. 1.076% due 07/15/2030 •		16,050	16,052
LCM LP 1.134% due 07/20/2030 •		12,900	12,903
Lehman ABS Mortgage Loan Trust
0.176% due 06/25/2037 •		196	162
0.286% due 06/25/2037 •		158	132
Lehman XS Trust 0.256% due 02/25/2037 ^•		1,184	1,094
LoanCore Issuer Ltd. 1.214% due 05/15/2028 •		3,252	3,253
Long Beach Mortgage Loan Trust
0.731% due 11/25/2035 •		169	169
0.846% due 08/25/2045 •		27	27
0.926% due 07/25/2031 •		30	30
1.136% due 06/25/2035 •		490	492
1.361% due 02/25/2035 •		12,750	12,804
1.511% due 03/25/2032 •		176	175
MACH Cayman Ltd. 3.474% due 10/15/2039		1,991	1,991
Mackay Shields EURO CLO DAC
0.930% due 10/20/2032 •	EUR	1,900	2,203
1.550% due 08/15/2033 •		4,250	4,930
MAPS Ltd. 4.212% due 05/15/2043		$3,147	3,178
MASTR Asset-Backed Securities Trust
0.306% due 08/25/2036 •		161	83
0.306% due 11/25/2036 •		4,252	3,158
0.386% due 08/25/2036 •		265	139
0.446% due 02/25/2036 •		332	171
0.566% due 06/25/2036 •		146	81
0.566% due 08/25/2036 •		159	85
0.586% due 11/25/2035 •		8,909	6,597
0.656% due 01/25/2036 •		231	230
0.836% due 12/25/2034 ^•		15	15
0.836% due 10/25/2035 ^•		229	232
Merrill Lynch Mortgage Investors Trust
0.536% due 02/25/2047 •		988	715
0.566% due 08/25/2037 •		782	525
0.806% due 05/25/2036 •		131	130
MESA Trust 0.886% due 12/25/2031 •		192	192
METAL LLC 4.581% due 10/15/2042		3,395	3,125
Mid-State Capital Corp. Trust 6.005% due 08/15/2037		294	310
MidOcean Credit CLO 1.181% due 02/20/2031 •		4,000	3,999
Morgan Stanley ABS Capital, Inc. Trust
0.156% due 10/25/2036 •		81	48
0.196% due 10/25/2036 •		657	427
0.226% due 10/25/2036 •		2,399	1,431
0.226% due 11/25/2036 •		216	135
0.236% due 09/25/2036 •		352	169
0.236% due 10/25/2036 •		192	126
0.236% due 11/25/2036 •		1,100	814
0.266% due 03/25/2037 •		367	213
0.286% due 02/25/2037 •		125	76
0.306% due 11/25/2036 •		1,297	819
0.336% due 03/25/2037 •		367	215
0.386% due 06/25/2036 •		612	518
0.686% due 12/25/2035 •		10,000	9,757
0.706% due 12/25/2035 •		222	221
0.986% due 05/25/2034 •		80	78
1.076% due 06/25/2035 •		417	420
1.136% due 04/25/2035 •		200	200
1.336% due 07/25/2037 •		400	401
Morgan Stanley Capital, Inc. Trust 0.666% due 01/25/2036 •		797	790
Morgan Stanley Dean Witter Capital, Inc. Trust 1.436% due 02/25/2033 •		402	403
Morgan Stanley Home Equity Loan Trust
0.256% due 04/25/2037 •		545	362
0.316% due 04/25/2037 •		182	122
0.406% due 04/25/2036 •		96	79
Morgan Stanley Mortgage Loan Trust
0.546% due 02/25/2037 •		117	43
0.806% due 04/25/2037 •		233	99
1.405% due 11/25/2036 ^•		239	121
5.965% due 09/25/2046 ^þ		325	164

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

Mountain View CLO Ltd. 0.926% due 10/15/2026 •		12	12
New Century Home Equity Loan Trust 1.061% due 10/25/2033 •		1,239	1,241
Newcastle Mortgage Securities Trust
0.316% due 04/25/2037 •		2,442	2,408
0.426% due 04/25/2037 •		4,292	4,059
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.701% due 02/25/2036 •		42	42
6.032% due 10/25/2036 ^þ		154	56
NovaStar Mortgage Funding Trust
0.386% due 06/25/2036 •		97	81
0.791% due 01/25/2036 •		5,250	5,250
Option One Mortgage Loan Trust
0.226% due 01/25/2037 •		59	43
0.256% due 05/25/2037 •		10,991	7,439
0.306% due 01/25/2037 •		237	173
0.416% due 04/25/2037 •		108	69
0.626% due 01/25/2036 •		300	297
0.851% due 08/25/2035 •		400	401
Option One Mortgage Loan Trust Asset-Backed Certificates 0.776% due 11/25/2035 •		2,871	2,860
Ownit Mortgage Loan Trust 0.986% due 10/25/2036 ^•		153	160
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •	EUR	3,237	3,751
Park Place Securities, Inc. 0.821% due 09/25/2035 •		$200	200
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.821% due 08/25/2035 •		200	201
0.821% due 09/25/2035 •		489	490
0.881% due 07/25/2035 •		240	240
0.911% due 07/25/2035 •		950	951
1.031% due 06/25/2035 •		125	126
1.136% due 10/25/2034 •		500	501
1.211% due 03/25/2035 •		400	401
1.331% due 01/25/2036 •		180	181
1.886% due 12/25/2034 •		4,191	4,236
People's Financial Realty Mortgage Securities Trust 0.226% due 09/25/2036 •		376	140
Popular ABS Mortgage Pass-Through Trust
0.346% due 11/25/2036 •		80	80
0.669% due 02/25/2036 •		169	168
PRET LLC 1.744% due 07/25/2051 þ		3,000	3,007
Pretium Mortgage Credit Partners LLC
2.240% due 09/27/2060 þ		2,330	2,333
3.179% due 06/27/2069 þ		4,383	4,398
Purple Finance CLO DAC 0.800% due 01/25/2031 •	EUR	1,900	2,204
RAAC Trust
0.436% due 11/25/2046 •		$420	411
0.686% due 06/25/2044 •		35	32
0.686% due 09/25/2045 •		1,697	1,692
1.286% due 10/25/2045 •		123	124
1.586% due 09/25/2047 •		600	603
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,410	3,848
5.608% due 05/25/2036 þ		9,778	6,545
5.812% due 11/25/2036 þ		519	278
6.254% due 08/25/2036 þ		9,389	5,996
7.238% due 09/25/2037 ^þ		229	134
Residential Asset Mortgage Products Trust
0.646% due 09/25/2036 •		113	111
0.686% due 05/25/2036 ^•		805	779
0.726% due 01/25/2036 •		564	552
0.731% due 11/25/2035 •		40	40
0.776% due 10/25/2035 •		97	97
0.806% due 09/25/2035 •		5	5
0.986% due 08/25/2034 •		21	21
Residential Asset Securities Corp. Trust
0.246% due 11/25/2036 ^•		26	42
0.326% due 09/25/2036 •		179	179
0.336% due 04/25/2037 •		30	30
0.346% due 11/25/2036 •		344	323
0.356% due 05/25/2037 •		5	5
0.426% due 11/25/2036 •		408	392
0.426% due 04/25/2037 •		1,600	1,571
0.506% due 06/25/2036 •		506	506
0.701% due 01/25/2036 •		4	4
0.716% due 10/25/2035 •		108	108
0.716% due 12/25/2035 •		248	248
0.731% due 03/25/2035 •		225	225
0.746% due 11/25/2035 •		138	138
0.746% due 12/25/2035 •		130	118
0.776% due 11/25/2035 •		211	211

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

0.926% due 12/25/2034 •	14	14
Salomon Mortgage Loan Trust 0.986% due 11/25/2033 •	55	55
Securitized Asset-Backed Receivables LLC Trust
0.266% due 07/25/2036 •	210	100
0.366% due 05/25/2036 •	4,780	3,241
0.406% due 07/25/2036 •	205	99
0.566% due 07/25/2036 •	702	346
0.586% due 05/25/2036 •	993	688
0.626% due 03/25/2036 •	135	130
0.746% due 08/25/2035 ^•	137	115
0.761% due 01/25/2035 •	23	22
1.046% due 01/25/2036 ^•	49	45
2.919% due 01/25/2036 ^þ	48	48
SG Mortgage Securities Trust
0.406% due 07/25/2036 •	29,041	8,816
0.761% due 10/25/2035 •	943	940
SLM Student Loan Trust 1.625% due 04/25/2023 •	3,176	3,201
Sound Point CLO Ltd. 1.295% due 07/20/2032 •	5,900	5,900
Soundview Home Loan Trust
0.166% due 06/25/2037 •	47	39
0.196% due 02/25/2037 •	300	108
0.266% due 02/25/2037 •	420	155
0.266% due 07/25/2037 •	1,843	1,776
0.336% due 06/25/2036 •	8,440	8,432
0.406% due 11/25/2036 •	20	20
0.611% due 03/25/2036 •	308	308
0.911% due 06/25/2035 •	6	6
1.036% due 10/25/2037 •	272	251
South Carolina Student Loan Corp. 1.120% due 09/03/2024 •	135	136
Specialty Underwriting & Residential Finance Trust
0.236% due 09/25/2037 •	79	65
0.236% due 11/25/2037 •	736	530
0.356% due 04/25/2037 •	149	122
0.686% due 12/25/2036 •	1,957	1,935
1.061% due 12/25/2035 •	170	170
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •	7,600	7,605
Structured Asset Investment Loan Trust
0.236% due 09/25/2036 •	90	88
0.466% due 03/25/2036 •	319	311
0.686% due 01/25/2036 •	169	169
0.806% due 05/25/2035 •	248	249
0.986% due 05/25/2035 •	600	603
1.016% due 09/25/2034 •	561	561
1.211% due 07/25/2033 •	33	33
1.361% due 12/25/2034 •	1,138	1,153
Structured Asset Securities Corp. Mortgage Loan Trust
0.221% due 07/25/2036 •	3,602	3,572
0.236% due 09/25/2036 •	76	74
0.316% due 01/25/2037 •	2,138	1,570
0.336% due 09/25/2036 •	82	82
0.426% due 12/25/2036 •	96	95
0.506% due 02/25/2037 •	406	401
0.986% due 08/25/2037 •	83	83
1.086% due 08/25/2037 •	298	302
Structured Asset Securities Corp. Trust 0.776% due 09/25/2035 •	548	544
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~	10,079	10,563
TPG Real Estate Finance Ltd. 1.284% due 03/15/2038 •	12,600	12,611
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	7,000	7,160
Vibrant CLO Ltd. 1.174% due 09/15/2030 •	14,000	14,024
VOLT LLC 2.116% due 04/25/2051 þ	1,735	1,741
WaMu Asset-Backed Certificates WaMu Trust
0.311% due 05/25/2037 •	7,956	7,706
0.326% due 05/25/2037 •	1,258	1,192
WAVE LLC 3.597% due 09/15/2044	2,245	2,248
Wells Fargo Home Equity Asset-Backed Securities Trust
0.581% due 05/25/2036 •	300	299
1.661% due 02/25/2035 •	186	187
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 0.686% due 04/25/2034 •	131	129

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

Wind River CLO Ltd. 0.996% due 10/15/2027 •		35	35

Total Asset-Backed Securities (Cost $552,298)			568,418

SOVEREIGN ISSUES 2.1%
Export-Import Bank of India 1.152% (US0003M + 1.020%) due 03/28/2022 ~(f)		5,000	5,015
Philippines Government International Bond 0.000% due 02/03/2023 (b)	EUR	5,300	6,138
Singapore Government International Bond
1.625% due 07/01/2031	SGD	7,500	5,551
2.750% due 04/01/2042		20,750	17,311

Total Sovereign Issues (Cost $34,228)			34,015

		SHARES
PREFERRED SECURITIES 1.8%
BANKING & FINANCE 1.1%
American AgCredit Corp. 5.250% due 06/15/2026 •(d)		6,000,000	6,120
Capital One Financial Corp. 3.950% due 09/01/2026 •(d)		7,000,000	7,227
Charles Schwab Corp. 5.000% due 12/01/2027 •(d)		4,200,000	4,481

			17,828

INDUSTRIALS 0.7%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(d)		10,500,000	10,301

Total Preferred Securities (Cost $27,287)			28,129

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (g) 0.4%			6,933

U.S. TREASURY BILLS 0.0%
0.043% due 02/17/2022 (b)(c)(h)		$281	281

Total Short-Term Instruments (Cost $7,214)			7,214

Total Investments in Securities (Cost $2,316,679)			2,363,389

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		15,788	156

Total Short-Term Instruments (Cost $155)			156

Total Investments in Affiliates (Cost $155)			156

Total Investments 148.1% (Cost $2,316,834)			$2,363,545
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $2,156)			3,832
Other Assets and Liabilities, net (48.3)%			(771,075)

Net Assets 100.0%			$1,596,302

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Export-Import Bank of India	1.152%	03/28/2022	12/19/2019	$4,991	$5,015	0.31%
Morgan Stanley	7.500	04/02/2032	02/11/2020	6,882	6,503	0.41

$11,873	$11,518	0.72%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$6,933	U.S. Treasury Inflation Protected Securities 0.625% due 04/15/2023	$(7,072)	$6,933	$6,933

Total Repurchase Agreements	$(7,072)	$6,933	$6,933

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.080%	09/16/2021	10/05/2021	$(1,426)	$(1,426)
BSN	0.070	09/09/2021	10/06/2021	(60,177)	(60,180)
DEU	0.050	09/08/2021	10/08/2021	(28,124)	(28,125)
GRE	0.070	09/01/2021	10/01/2021	(2,040)	(2,040)
0.070	09/08/2021	10/07/2021	(8,537)	(8,537)
0.070	09/14/2021	10/01/2021	(13,346)	(13,346)
0.070	10/01/2021	11/01/2021	(68,236)	(68,236)
JPS	(0.010)	09/28/2021	10/05/2021	(73,704)	(73,704)
RCY	0.070	09/23/2021	10/07/2021	(14,245)	(14,245)
SGY	0.060	09/23/2021	10/01/2021	(151,536)	(151,538)

Total Reverse Repurchase Agreements	$(421,377)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	(0.020)%	09/20/2021	10/04/2021	$(48,827)	$(48,827)
BPG	0.000	09/28/2021	10/05/2021	(5,423)	(5,423)

Total Sale-Buyback Transactions	$(54,250)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (24.6)%
Uniform Mortgage-Backed Security, TBA							2.500%	11/01/2051	$12,000	$(12,409)	$(12,350)
Uniform Mortgage-Backed Security, TBA							3.500	10/01/2051	195,132	(206,251)	(206,478)
Uniform Mortgage-Backed Security, TBA							3.500	11/01/2051	12,668	(13,402)	(13,414)
Uniform Mortgage-Backed Security, TBA							4.000	10/01/2051	149,800	(160,520)	(160,506)

Total Short Sales (24.6)%										$(392,582)	$(392,748)

(h)									Securities with an aggregate market value of $464,254 and cash of $770 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(233,966) at a weighted average interest rate of (0.009)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund 10-Year Bond December Futures				12/2021	195		$(38,359)	$537		$150	$(130)

Total Futures Contracts								$537		$150	$(130)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2023	0.617%		$7,100	$25	$24	$49	$0	$(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.353		2,650	(19)	58	39	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.415		1,550	(2)	27	25	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.458		600	(9)	20	11	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.696		200	2	1	3	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.754		1,200	227	(13)	214	0	(1)
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.834	EUR	2,600	6	29	35	0	(2)

							$230	$146	$376	$0	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-36 5-Year Index		1.000%	Quarterly	06/20/2026		$36,000	$892	$(14)	$878	$0	$(10)
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		55,700	1,354	(14)	1,340	0	(27)

							$2,246	$(28)	$2,218	$0	$(37)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.250%	Semi-Annual	09/15/2031	SGD	47,700	$(260)	$1,016	$756	$106	$0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	625,500	(170)	(820)	(990)	0	(2)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		35,200	0	(45)	(45)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		36,300	0	(44)	(44)	0	0
Pay	3-Month CAD-Bank Bill	0.980	Semi-Annual	02/26/2024	CAD	232,400	217	(506)	(289)	40	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	107,000	6	(373)	(367)	17	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	55,000	157	(243)	(86)	1	0
Pay	CPURNSA	2.670	Maturity	05/05/2026	$96,000	0	(2,710)	(2,710)	26	0
Pay	CPURNSA	2.596	Maturity	07/09/2026	6,000	0	(138)	(138)	3	0
Pay	CPURNSA	2.573	Maturity	07/13/2026	6,000	0	(141)	(141)	3	0
Pay	UKRPI	3.686	Maturity	06/15/2031	GBP	35,000	0	(2,466)	(2,466)	425	0
Pay	UKRPI	3.858	Maturity	09/15/2031	17,200	0	(462)	(462)	198	0

$(50)	$(6,932)	$(6,982)	$819	$(2)

Total Swap Agreements	$2,426	$(6,814)	$(4,388)	$819	$(44)

(j)

Securities with an aggregate market value of $17,610 and cash of $4,458 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	$62,372	GBP	46,128	$0	$(219)
11/2021	GBP	46,128	$62,375	219	0
11/2021	RUB	467	6	0	0
12/2021	2,476	33	0	0
12/2021	$181	KRW	211,340	0	(3)
12/2021	1,165	SGD	1,585	2	0
BPS	10/2021	GBP	642	$887	22	0
11/2021	ILS	1,837	561	0	(9)
BRC	11/2021	RUB	1,630	22	0	0
CBK	10/2021	GBP	340	470	12	0
10/2021	$507	PEN	1,952	0	(36)
11/2021	CHF	192	$211	5	0
11/2021	NOK	2,660	301	0	(3)
11/2021	RUB	3,865	52	0	(1)
12/2021	1,632	22	0	0
12/2021	$30	PEN	112	0	(3)
GLM	10/2021	GBP	295	$409	11	0
10/2021	MXN	12,379	610	12	0
10/2021	RUB	1,351	18	0	(1)
11/2021	1,713	23	0	0
12/2021	3,973	53	0	0
HUS	10/2021	GBP	430	592	13	0
10/2021	RUB	695	9	0	0
11/2021	100	1	0	0
JPM	10/2021	817	11	0	0
10/2021	$4,272	EUR	3,599	0	(103)
12/2021	SGD	28,857	$21,463	214	0
RYL	12/2021	4,858	3,593	15	0
SCX	10/2021	EUR	83,942	99,152	1,918	0
10/2021	GBP	44,421	60,874	1,021	0
10/2021	RUB	3,930	53	0	(1)
11/2021	CAD	1,703	1,344	0	(1)
11/2021	EUR	80,343	93,164	48	0
12/2021	INR	17,406	232	0	(1)
12/2021	$85	KRW	98,762	0	(2)
UAG	10/2021	RUB	2,104	$28	0	(1)
11/2021	1,940	26	0	(1)

Total Forward Foreign Currency Contracts	$3,512	$(385)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.409%	$3,100	$(54)	$15	$0	$(39)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.714	1,200	(80)	83	3	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.291	200	(6)	4	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.409	3,100	(48)	9	0	(39)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	200	(2)	5	3	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.119	300	(10)	9	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.291	2,400	(70)	52	0	(18)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.566	200	(2)	5	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	1.016	1,000	2	(2)	0	0

Total Swap Agreements							$(270)	$180	$9	$(99)

(l)

Securities with an aggregate market value of $56 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Loan Participations and Assignments				$0		$0	$10,542		$10,542
Corporate Bonds & Notes
Banking & Finance				0		352,094	0		352,094
Industrials				0		159,923	0		159,923
Utilities				0		33,498	0		33,498
Municipal Bonds & Notes
California				0		10,428	0		10,428
Illinois				0		1,344	0		1,344
New Jersey				0		6,553	0		6,553
New York				0		13,683	0		13,683
Ohio				0		1,334	0		1,334
Pennsylvania				0		10,953	0		10,953
Texas				0		434	0		434
Virginia				0		24,352	0		24,352
U.S. Government Agencies				0		363,584	0		363,584
U.S. Treasury Obligations				0		443,894	0		443,894
Non-Agency Mortgage-Backed Securities				0		280,700	12,297		292,997
Asset-Backed Securities				0		568,418	0		568,418
Sovereign Issues				0		34,015	0		34,015
Preferred Securities
Banking & Finance				0		17,828	0		17,828
Industrials				0		10,301	0		10,301
Short-Term Instruments
Repurchase Agreements				0		6,933	0		6,933
U.S. Treasury Bills				0		281	0		281

				$0		$2,340,550	$22,839		$2,363,389
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$156		$0	$0		$156

Total Investments				$156		$2,340,550	$22,839		$2,363,545

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2021 (Unaudited)

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(392,748)	$0	$(392,748)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	150	819	0	969
Over the counter	0	3,521	0	3,521

$150	$4,340	$0	$4,490
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(130)	(44)	0	(174)
Over the counter	0	(484)	0	(484)

$(130)	$(528)	$0	$(658)

Total Financial Derivative Instruments	$20	$3,812	$0	$3,832

Totals	$176	$1,951,614	$22,839	$1,974,629

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 12/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,683	$(231)	$1	$0	$89	$0	$0	$10,542	$88
Non-Agency Mortgage-Backed Securities	23,723	12,383	(23,292)	0	0	(517)	0	0	12,297	(85)

Totals	$23,723	$23,066	$(23,523)	$1	$0	$(428)	$0	$0	$22,839	$3

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$10,542	Proxy Pricing	Base Price	%	100.625	—
Non-Agency Mortgage-Backed Securities	12,297	Proxy Pricing	Base Price	103.188	—

Total	$22,839

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series R	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.5% ¤
CORPORATE BONDS & NOTES 7.4%
BANKING & FINANCE 7.2%
Deutsche Bank AG 4.250% due 10/14/2021		$1,400	$1,402
ING Bank NV 2.625% due 12/05/2022		400	411
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	2,958	434
Natwest Group PLC
1.682% (US0003M + 1.550%) due 06/25/2024 ~		$300	306
4.519% due 06/25/2024 •		200	213
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	2,982	438
Nykredit Realkredit A/S
1.000% due 10/01/2050		7,129	1,046
1.500% due 10/01/2053		20,174	3,040
2.500% due 10/01/2047		21	4
Realkredit Danmark A/S
1.500% due 10/01/2050		40,450	6,134
1.500% due 10/01/2053		17,496	2,612
2.500% due 04/01/2047		14	2
UniCredit SpA 7.830% due 12/04/2023		$600	687

			16,729

UTILITIES 0.2%
Petrobras Global Finance BV 5.093% due 01/15/2030		342	362

Total Corporate Bonds & Notes (Cost $17,869)			17,091

U.S. GOVERNMENT AGENCIES 4.4%
Fannie Mae
0.531% due 02/25/2037 •		15	15
1.299% due 10/01/2044 •		2	2
Freddie Mac
1.792% due 09/01/2036 •		16	16
1.975% due 07/01/2036 •		29	30
Ginnie Mae 0.382% due 08/20/2068 •		377	373
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		11	12
Uniform Mortgage-Backed Security, TBA
3.500% due 12/01/2051		600	636
4.000% due 11/01/2051		8,500	9,117

Total U.S. Government Agencies (Cost $10,189)			10,201

U.S. TREASURY OBLIGATIONS 116.4%
U.S. Treasury Bonds
1.625% due 11/15/2050 (c)		1,470	1,321
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022 (e)		48	49
0.125% due 01/15/2023		5,489	5,676
0.125% due 10/15/2024		4,149	4,440
0.125% due 04/15/2025		3,804	4,083
0.125% due 04/15/2026 (c)		13,364	14,474
0.125% due 07/15/2026		4,316	4,710
0.125% due 01/15/2030 (c)		27,616	30,363
0.125% due 07/15/2030		3,620	3,995
0.125% due 01/15/2031 (c)		10,412	11,438
0.125% due 07/15/2031 (c)		25,635	28,254
0.125% due 02/15/2051		4,718	5,182
0.250% due 01/15/2025		9,450	10,156
0.250% due 07/15/2029		1,708	1,902
0.250% due 02/15/2050		1,858	2,098
0.375% due 07/15/2025		1,354	1,478
0.375% due 07/15/2027		8,972	9,986
0.500% due 04/15/2024		8,875	9,480
0.500% due 01/15/2028		44	50
0.625% due 04/15/2023		4,506	4,715

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

0.625% due 01/15/2024		1,287	1,373
0.625% due 01/15/2026		5,215	5,759
0.625% due 02/15/2043		3,348	3,995
0.750% due 07/15/2028		7,068	8,098
0.750% due 02/15/2042		2,525	3,079
0.750% due 02/15/2045 (c)		10,050	12,380
0.875% due 01/15/2029 (c)		10,810	12,498
0.875% due 02/15/2047		3,782	4,855
1.000% due 02/15/2046 (c)		8,859	11,553
1.000% due 02/15/2048		1,423	1,892
1.000% due 02/15/2049		2,961	3,975
1.375% due 02/15/2044		6,079	8,359
1.750% due 01/15/2028 (c)		12,971	15,616
2.000% due 01/15/2026		2,081	2,428
2.125% due 02/15/2040		1,465	2,183
2.125% due 02/15/2041		6,569	9,902
2.500% due 01/15/2029		3,330	4,267
3.375% due 04/15/2032		392	574
3.625% due 04/15/2028		2,211	2,957

Total U.S. Treasury Obligations (Cost $256,534)			269,593

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
AREIT Trust 2.784% due 04/15/2037 •		278	279
Banc of America Funding Trust 3.162% due 01/20/2047 ~		451	444
Countrywide Alternative Loan Trust 0.282% due 12/20/2046 ^•		714	635
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	103	117
GSR Mortgage Loan Trust 2.859% due 09/25/2035 ~		$11	11
HarborView Mortgage Loan Trust 0.987% due 06/20/2035 •		305	304
IndyMac Mortgage Loan Trust 0.926% due 05/25/2034 •		709	700
MortgageIT Trust 1.091% due 12/25/2034 •		11	11
Residential Accredit Loans, Inc. Trust 0.446% due 06/25/2046 •		207	66
Towd Point Mortgage Funding 1.250% due 02/20/2054 •	GBP	595	806

Total Non-Agency Mortgage-Backed Securities (Cost $3,131)			3,373

ASSET-BACKED SECURITIES 3.2%
Asset-Backed Funding Certificates Trust 0.686% due 10/25/2034 •		$22	22
Atlas Senior Loan Fund Ltd. 1.276% due 01/16/2030 •		400	400
CIT Mortgage Loan Trust 1.436% due 10/25/2037 •		274	277
Citigroup Mortgage Loan Trust
0.166% due 01/25/2037 •		162	143
0.376% due 09/25/2036 •		397	386
Citigroup Mortgage Loan Trust, Inc. 0.776% due 10/25/2035 ^•		500	491
Countrywide Asset-Backed Certificates Trust 0.881% due 02/25/2036 •		224	224
Dryden Senior Loan Fund 1.026% due 10/15/2027 •		501	501
Home Equity Asset Trust 0.941% due 08/25/2034 •		43	43
KKR CLO Ltd. 1.404% due 07/18/2030 •		300	300
LoanCore Issuer Ltd. 1.214% due 05/15/2036 •		189	189
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	231	268
Massachusetts Educational Financing Authority 1.075% due 04/25/2038 •		$31	31
Morgan Stanley ABS Capital, Inc. Trust 0.746% due 01/25/2035 •		268	267
Mountain View CLO Ltd. 0.949% due 10/13/2027 •		112	112
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.851% due 05/25/2035 •		1,300	1,295
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	219	254
RAAC Trust 0.596% due 08/25/2036 •		$18	18
Saxon Asset Securities Trust 0.806% due 05/25/2035 •		42	41
Shackleton CLO Ltd. 1.264% due 10/20/2028 •		1,115	1,116

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

Sound Point CLO Ltd.
1.038% due 01/23/2029 •		400	400
1.128% due 01/23/2029 •		367	367
Structured Asset Securities Corp. Mortgage Loan Trust 1.086% due 08/25/2037 •		22	23
Venture CLO Ltd. 1.006% due 07/15/2027 •		217	218

Total Asset-Backed Securities (Cost $7,128)			7,386

SOVEREIGN ISSUES 19.0%
Australia Government International Bond
1.250% due 02/21/2022	AUD	904	661
3.000% due 09/20/2025		1,089	922
Canada Government Real Return Bond 4.250% due 12/01/2026 (a)	CAD	972	979
France Government International Bond
0.100% due 03/01/2026 (a)	EUR	2,344	3,004
0.250% due 07/25/2024 (a)		3,260	4,091
2.100% due 07/25/2023 (a)		348	435
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		8,178	10,489
1.400% due 05/26/2025 (a)		9,284	11,791
Japan Government International Bond
0.005% due 03/10/2031 (a)	JPY	191,512	1,762
0.100% due 03/10/2028 (a)		251,978	2,327
0.100% due 03/10/2029 (a)		413,043	3,828
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	399
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	454	341
3.000% due 09/20/2030		1,350	1,171
Peru Government International Bond 5.940% due 02/12/2029	PEN	900	218
Qatar Government International Bond 3.875% due 04/23/2023		$300	316
United Kingdom Gilt 0.125% due 03/22/2024 (a)	GBP	882	1,311

Total Sovereign Issues (Cost $43,078)			44,045

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%			1,638

Total Short-Term Instruments (Cost $1,638)			1,638

Total Investments in Securities (Cost $339,567)			353,327

Total Investments 152.5% (Cost $339,567)			$353,327
Financial Derivative Instruments (d)(f) 0.4%(Cost or Premiums, net $(815))			1,493
Other Assets and Liabilities, net (53.1)%			(123,145)

Net Assets 100.0%			$231,675

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,638	U.S. Treasury Notes 1.625% due 12/15/2022	$(1,671)	$1,638	$1,638

Total Repurchase Agreements	$(1,671)	$1,638	$1,638

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	(0.030)%	09/17/2021	10/01/2021	$(14,561)	$(14,560)
0.030	09/16/2021	10/07/2021	(10,282)	(10,282)
BOS	0.080	09/13/2021	10/05/2021	(51,964)	(51,966)
BPG	0.080	09/08/2021	10/07/2021	(3,493)	(3,494)
0.080	09/10/2021	10/05/2021	(9,908)	(9,909)
TDL	0.010	09/30/2021	10/01/2021	(19,514)	(19,514)

Total Sale-Buyback Transactions	$(109,725)

(c)	Securities with an aggregate market value of $108,373 and cash of $768 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(107,052) at a weighted average interest rate of 0.076%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 113.4 on Eur-Schatz December 2021 Futures (1)	11/2021	450	$3	$0	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2021	33	6,491	(104)	11	(13)
Gold 100 oz. December Futures	12/2021	13	2,284	(62)	71	0
U.S. Treasury 5-Year Note December Futures	12/2021	768	94,266	(525)	67	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2021	70	10,168	3	6	(1)

$(688)	$155	$(14)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note December Futures	12/2021	10	$(842)	$1	$0	$0
Australia Government 10-Year Bond December Futures	12/2021	2	(205)	3	0	0
Euro-Bobl December Futures	12/2021	73	(11,410)	76	6	(10)
Euro-BTP Italy Government Bond December Futures	12/2021	71	(11,567)	112	30	(29)
Euro-Buxl 30-Year Bond December Futures	12/2021	33	(7,773)	213	50	(22)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

Euro-OAT France Government 10-Year Bond December Futures	12/2021	2	(384)	7	1	(1)
Euro-Schatz December Futures	12/2021	662	(86,042)	76	4	(4)
Japan Government 10-Year Bond June Futures December Futures	12/2021	5	(6,800)	20	2	(2)
U.S. Treasury 2-Year Note December Futures	12/2021	52	(11,443)	0	2	0
U.S. Treasury 10-Year Note December Futures	12/2021	463	(60,935)	855	0	(65)
U.S. Treasury 30-Year Bond December Futures	12/2021	79	(12,578)	337	0	(10)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2021	45	(8,598)	109	4	0

$1,809	$99	$(143)

Total Futures Contracts	$1,121	$254	$(157)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.353%	$100	$(5)	$6	$1	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	3-Month EUR-EURIBOR	-0.526%	Annual	11/21/2023	EUR	11,300	$0	$(20)	$(20)	$0	$0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(68)	(64)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	(21)	(24)	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	3,900	(28)	(278)	(306)	11	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033	300	(1)	1	0	0	0
Pay	CPURNSA	2.155	Maturity	01/19/2022	$2,000	0	(70)	(70)	0	0
Pay	CPURNSA	2.180	Maturity	01/19/2022	3,100	0	(108)	(108)	1	0
Pay	CPURNSA	2.200	Maturity	01/21/2022	900	0	(31)	(31)	0	0
Pay	CPURNSA	2.200	Maturity	02/05/2022	2,800	0	(98)	(98)	1	0
Receive	CPURNSA	2.500	Maturity	07/15/2022	5,000	(743)	428	(315)	4	0
Receive	CPURNSA	2.210	Maturity	02/05/2023	3,240	0	97	97	0	(1)
Receive	CPURNSA	2.220	Maturity	04/13/2023	318	0	9	9	0	0
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	134	134	0	(2)
Receive	CPURNSA	2.419	Maturity	03/05/2026	2,100	0	93	93	0	(1)
Receive	CPURNSA	2.767	Maturity	05/13/2026	1,800	0	40	40	0	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	800	0	16	16	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	830	0	21	21	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	600	0	15	15	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	2,200	0	(79)	(79)	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	2,000	0	(134)	(134)	0	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,000	0	(89)	(89)	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	1,300	0	(106)	(106)	0	0
Pay	CPURNSA	1.883	Maturity	11/20/2029	500	1	(50)	(49)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	1,500	1	90	91	0	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(33)	(33)	2	0
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	1,900	(1)	11	10	5	0
Pay	UKRPI	3.330	Maturity	01/15/2025	5,800	158	(418)	(260)	21	0
Pay	UKRPI	3.603	Maturity	11/15/2028	60	0	(1)	(1)	1	0
Pay	UKRPI	3.718	Maturity	12/15/2028	10	0	0	0	0	0
Pay	UKRPI	3.438	Maturity	01/15/2030	3,000	0	(245)	(245)	31	0
Pay	UKRPI	3.480	Maturity	01/15/2030	700	9	(61)	(52)	7	0
Pay	UKRPI	3.325	Maturity	08/15/2030	2,050	(5)	(136)	(141)	28	0
Receive	UKRPI	3.470	Maturity	01/15/2031	100	0	12	12	0	(1)
Receive	UKRPI	3.484	Maturity	01/15/2031	400	0	49	49	0	(4)
Pay	UKRPI	3.750	Maturity	04/15/2031	740	0	(56)	(56)	8	0
Pay	UKRPI	4.066	Maturity	09/15/2031	1,800	0	17	17	21	0
Pay	UKRPI	3.566	Maturity	03/15/2036	600	0	(69)	(69)	9	0
Pay	UKRPI	3.580	Maturity	03/15/2036	1,300	(6)	(139)	(145)	19	0

$(614)	$(1,277)	$(1,891)	$169	$(10)

Total Swap Agreements	$(619)	$(1,271)	$(1,890)	$169	$(10)

(e)	Securities with an aggregate market value of $49 and cash of $2,743 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(f)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	10/2021		$382	CNH	2,475	$1	$0
	10/2021		3,262	DKK	20,727	0	(33)
	10/2021		2,706	GBP	2,001	0	(9)
	11/2021	GBP	2,001		$2,706	10	0
	11/2021	PLN	112		29	1	0
	02/2022		136		35	1	0
	04/2022	DKK	20,649		3,261	33	0
BPS	10/2021	AUD	569		418	6	0
	10/2021	BRL	1,567		288	0	0
	10/2021	CAD	1,649		1,299	0	(3)
	10/2021	DKK	2,230		357	9	0
	10/2021	GBP	149		206	5	0
	10/2021	MXN	8,166		402	7	0
	10/2021		$297	BRL	1,567	0	(9)
	10/2021		228	CNH	1,475	1	0
	10/2021		272	DKK	1,700	0	(7)
	10/2021		145	EUR	123	0	(3)
	10/2021		404	MXN	8,166	0	(9)
	11/2021	BRL	1,567		$295	9	0
	11/2021	IDR	10,114,764		703	0	(1)
	11/2021		$275	IDR	3,947,424	0	0
	01/2022	MXN	8,166		$399	9	0
CBK	10/2021	GBP	637		877	18	0
	10/2021	NZD	2,257		1,591	33	0
	10/2021		$1,761	DKK	11,175	0	(21)
	11/2021		281	GBP	209	1	0
	11/2021		1,170	NOK	10,340	13	0
	12/2021		127	CNH	824	0	0
	02/2022	PLN	104		$27	1	0
	03/2022	PEN	539		145	16	0
	04/2022	DKK	9,484		1,498	15	0
	05/2022	PEN	423		103	3	0
GLM	10/2021	EUR	1,111		1,301	14	0
	10/2021		$115	CNH	747	1	0
	12/2021		127		827	0	0
	12/2021		303	IDR	4,357,884	0	0
HUS	10/2021	CNH	1,065		$165	0	0
	10/2021	GBP	296		403	5	0
	11/2021	IDR	8,731,695		607	0	(1)
	11/2021		$165	CNH	1,068	0	0
	12/2021		89	IDR	1,280,876	0	0
	04/2022		486	DKK	3,110	0	0
JPM	10/2021	DKK	61,279		$9,853	308	0
	10/2021		$123	EUR	104	0	(3)
	11/2021		265	IDR	3,801,160	0	0
MYI	10/2021	BRL	1,567		$290	2	0
	10/2021	DKK	30,132		4,848	154	0
	10/2021		$288	BRL	1,567	0	0
	10/2021		9,733	DKK	61,901	0	(91)
	10/2021		1,566	NZD	2,257	0	(8)
	11/2021	NZD	2,257		$1,566	8	0
	11/2021	PLN	78		21	1	0
	11/2021		$87	IDR	1,244,300	0	0
	04/2022	DKK	61,667		$9,733	92	0
SCX	10/2021	EUR	25,964		30,668	593	0
	10/2021	GBP	919		1,254	16	0
	10/2021	JPY	870,700		7,928	104	0
	11/2021	EUR	26,848		31,132	16	0
	11/2021	JPY	870,700		7,805	0	(20)
	11/2021		$313	SEK	2,700	0	(5)
	12/2021		150	CNH	977	1	0
	12/2021		184	IDR	2,644,025	0	(1)
SSB	10/2021		300	CAD	379	0	(1)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

TOR	12/2021		137	CNH	886		0	0
	12/2021		92	IDR	1,324,990		0	0
UAG	11/2021		972	SEK	8,435		0	(9)

Total Forward Foreign Currency Contracts							$1,507	$(234)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	1,100	$1	$156
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	90	168
BRC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	710	53	100
MYC	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	1,000	73	143

Total Purchased Options							$217	$567

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000%	11/17/2021	200	$(1)	$0
	Put - OTC CDX.HY-36 5-Year Index		Sell	103.000	11/17/2021	200	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.700	11/17/2021	1,100	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	11/17/2021	700	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	400	0	0
BPS	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	900	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	800	(1)	(1)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	1,900	(2)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	12/15/2021	200	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	500	(2)	(3)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	200	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	880	(1)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	2,800	(3)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	600	(1)	(1)
CBK	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	200	(1)	(1)
DUB	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	11/17/2021	300	(1)	0
	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	300	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	600	(1)	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	12/15/2021	100	0	0
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	700	(1)	0
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	11/17/2021	400	(2)	(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	101.000	12/15/2021	200	(1)	(1)
	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	12/15/2021	100	0	0
	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	200	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	400	0	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	600	(1)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	900	(1)	(1)
JPM	Put - OTC CDX.HY-37 5-Year Index		Sell	101.000	12/15/2021	200	(1)	(1)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	100	(1)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	12/15/2021	600	(1)	0
MYC	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	11/17/2021	2,200	(2)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750	12/15/2021	2,700	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	12/15/2021	900	(1)	(1)

							$(38)	$(26)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,200	$(54)	$(2)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	500	(4)	0

							$(105)	$(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	3,300	$0	$(151)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,640	(90)	(167)
BRC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	2,160	(53)	(99)
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526	11/17/2022	22,500	(35)	(6)
MYC	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	3,200	(78)	(146)

$(256)	$(569)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	$101.578	11/03/2021	100	$(1)	$0
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.609	11/03/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	98.555	12/06/2021	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2051	100.555	12/06/2021	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.602	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.813	10/07/2021	100	0	0
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 10/01/2051	102.430	10/14/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	100.672	10/07/2021	100	0	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.188	10/07/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.688	10/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	101.734	10/07/2021	200	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2051	102.672	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	100.219	11/03/2021	300	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.336	11/03/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.473	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.531	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.547	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	101.563	11/03/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.734	10/07/2021	150	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.766	10/07/2021	150	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	103.906	10/07/2021	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2051	104.320	10/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2051	103.375	11/03/2021	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 12/01/2051	103.988	12/06/2021	200	0	(1)

$(14)	$(6)

Total Written Options	$(413)	$(603)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,729	$0	$16,729
Utilities	0	362	0	362
U.S. Government Agencies	0	10,201	0	10,201
U.S. Treasury Obligations	0	269,593	0	269,593
Non-Agency Mortgage-Backed Securities	0	3,373	0	3,373
Asset-Backed Securities	0	7,386	0	7,386
Sovereign Issues	0	44,045	0	44,045
Short-Term Instruments
Repurchase Agreements	0	1,638	0	1,638

Total Investments	$0	$353,327	$0	$353,327

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	175	248	0	423
Over the counter	0	2,074	0	2,074

	$175	$2,322	$0	$2,497
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(86)	0	(167)
Over the counter	(1)	(836)	0	(837)

	$(82)	$(922)	$0	$(1,004)

Total Financial Derivative Instruments	$93	$1,400	$0	$1,493

Totals	$93	$354,727	$0	$354,820

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.8% ¤
MUNICIPAL BONDS & NOTES 93.2%
ALABAMA 0.8%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	$500	$712

ARIZONA 1.6%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	306
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012 5.000% due 12/01/2030	1,000	1,032

		1,338

CALIFORNIA 6.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2038	2,000	2,144
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (b)	3,000	1,345
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2018 5.000% due 06/01/2030	7,50	1,599

		5,087

COLORADO 4.1%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,325
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,122

		3,447

CONNECTICUT 1.5%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	137
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 07/01/2026	1,000	1,119

		1,256

FLORIDA 3.0%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,300	1,363
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	608
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2029 (a)	700	603

		2,574

GEORGIA 2.8%
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	1,555	1,729
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2037	500	607

		2,336

ILLINOIS 15.5%
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	1,000	1,127
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,500	1,823
Chicago, Illinois General Obligation Notes, Series 2016 5.000% due 01/01/2024	1,000	1,096
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2032	795	959
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,206
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,396

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2021 (Unaudited)

Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	1,109
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,000	1,072
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	1,061
3.000% due 06/15/2034	1,180	1,242

		13,091

INDIANA 0.6%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	545

KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012 5.000% due 11/15/2034	2,000	2,058

KENTUCKY 1.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,170	1,338

LOUISIANA 0.8%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	671

MASSACHUSETTS 3.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2041	500	576
Massachusetts State College Building Authority Revenue Bonds, Series 2014 5.000% due 05/01/2028	2,000	2,151

		2,727

MICHIGAN 6.3%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	385	472
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.697% (US0003M) due 07/01/2032 ~	1,000	1,001
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	2,142
Michigan Finance Authority Revenue Notes, Series 2016 5.000% due 04/01/2024	1,000	1,112
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	500	623

		5,350

NEVADA 1.6%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,380

NEW JERSEY 9.4%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2042	1,250	1,469
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	295
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2037	700	821
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2022	1,500	1,549
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	250	301
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	1,000	1,082
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2037	500	586
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	624
5.000% due 06/01/2033	1,000	1,227

		7,954

NEW YORK 10.5%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	430	431
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	375	455
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,500	1,626
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 5.000% due 05/01/2037	345	435

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2021 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 07/01/2030	560	668
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	500	583
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,154
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	420	488
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,191
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	1,500	1,831

		8,862

OHIO 3.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,500	1,669
5.000% due 06/01/2034	1,000	1,264

		2,933

PENNSYLVANIA 3.8%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,227
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	1,000	1,056
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (b)	250	419
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	500	537

		3,239

PUERTO RICO 1.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.617% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	1,003

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	227

TEXAS 9.8%
Irving Hospital Authority, Texas Revenue Bonds, Series 2017 1.150% (MUNIPSA + 1.100%) due 10/15/2044 ~	950	954
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,190
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2025	1,000	1,179
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	3,800	4,419
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.528% (US0003M) due 12/15/2026 ~	500	500

		8,242

WASHINGTON 1.6%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (b)	500	195
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,134

		1,330

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013 5.000% due 07/01/2025	1,000	1,084

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $71,194)		78,784

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (c) 0.6%		477

Total Short-Term Instruments (Cost $477)		477

Total Investments in Securities (Cost $71,671)		79,261

	SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	457,330	4,510

Total Short-Term Instruments (Cost $4,510)		4,510

Total Investments in Affiliates (Cost $4,510)		4,510

Total Investments 99.1% (Cost $76,181)		$83,771
Other Assets and Liabilities, net 0.9%		765

Net Assets 100.0%		$84,536

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$477	U.S. Treasury Notes 1.625% due 12/15/2022		$(487)	$477	$477

Total Repurchase Agreements							$(487)	$477	$477

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2021

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$712	$0	$712
	Arizona				0	1,338	0	1,338
	California				0	5,087	0	5,087
	Colorado				0	3,447	0	3,447
	Connecticut				0	1,256	0	1,256
	Florida				0	2,574	0	2,574
	Georgia				0	2,336	0	2,336
	Illinois				0	13,091	0	13,091
	Indiana				0	545	0	545
	Kansas				0	2,058	0	2,058
	Kentucky				0	1,338	0	1,338
	Louisiana				0	671	0	671
	Massachusetts				0	2,727	0	2,727
	Michigan				0	5,350	0	5,350
	Nevada				0	1,380	0	1,380
	New Jersey				0	7,954	0	7,954
	New York				0	8,862	0	8,862
	Ohio				0	2,933	0	2,933
	Pennsylvania				0	3,239	0	3,239
	Puerto Rico				0	1,003	0	1,003
	Tennessee				0	227	0	227
	Texas				0	8,242	0	8,242
	Washington				0	1,330	0	1,330
	Wisconsin				0	1,084	0	1,084
Short-Term Instruments
	Repurchase Agreements				0	477	0	477

					$0	$79,261	$0	$79,261
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$4,510	$0	$0	$4,510

Total Investments					$4,510	$79,261	$0	$83,771

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2021, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended September 30, 2021 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$1,404	$99,104	$(100,400)	$0	$(1)	$107	$3	$0
PIMCO Fixed Income SHares: Series LD	2,809	76,101	(78,800)	0	0	110	1	0
PIMCO Fixed Income SHares: Series M	154	16,703	(16,700)	(1)	0	156	3	0

Notes to Financial Statements (Cont.)

PIMCO Fixed Income SHares: Series TE	502	8,204	(4,197)	1	0	4,510	4	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RDR	RBC Capital Markets LLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDL	Toronto Dominion Bank London
CSN	Credit Suisse AG (New York)	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	NOM	Nomura Securities International Inc.	UAG	UBS AG Stamford
FBF	Credit Suisse International	RCY	Royal Bank of Canada	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	SGD	Singapore Dollar
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SIBCSORA	Singapore Overnight Rate Average
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0001M	ICE 1-Month USD LIBOR
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate